AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 8, 1995

                                                              File No. 33-______
                                                              File No. 811-_____
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933               /X/

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940           /X/

                           SEI ASSET ALLOCATION TRUST
               (Exact Name of Registrant as Specified in Charter)

                         c/o The CT Corporation System
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (610) 254-1000

                                  DAVID G. LEE
                              C/O SEI CORPORATION
                             680 E. SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA  19087
                    (Name and Address of Agent for Service)

                                  Copies to:

     RICHARD W. GRANT, ESQUIRE           JOHN H. GRADY, JR., ESQUIRE
     Morgan, Lewis & Bockius LLP         Morgan, Lewis & Bockius LLP
     2000 ONE LOGAN SQUARE               1800 M STREET, NW
     PHILADELPHIA, PENNSYLVANIA  19103   WASHINGTON, DC  20036
________________________________________________________________________________

          /X/      Approximate date of Proposed Public Offering:
                        As soon as practicable after the
                 effective date of this Registration Statement
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Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

Pursuant to the provisions of Rule 24f-2 under the Investment Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement.

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                           SEI ASSET ALLOCATION TRUST
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                   LOCATION
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PART A -
 Item 1.      Cover Page                                Cover Page
 Item 2.      Synopsis                                  Table of Contents
 Item 3.      Condensed Financial Information           *
 Item 4.      General Description of Registrant         Fund Expenses (Class A); Fund Expenses (Class D); Investment Objectives and
                                                        Policies of the Funds; Portfolio Turnover of the Funds; Risk Factors of the
                                                        Funds; Additional Expense Information Concerning the Funds; Investment
                                                        Limitations of the Funds; Investment Focus of the Underlying Portfolios;
                                                        General Investment Policies and Limitations of the Underlying Portfolios;
                                                        Risk Factors of the Underlying Portfolios; Fundamental Limitations of the
                                                        Underlying Portfolios
 Item 5.      Management of the Trust                   General Information -- The Adviser and Manager of the Funds; The Advisers
                                                        and Sub-Advisers to the Underlying Portfolios; Distribution of Fund Shares;
                                                        Performance; General Information -- The Trust; Trustees of the Trust
 Item 6.      Capital Stock and Other Securities        Voting Rights; Reporting; Shareholder Inquiries; Dividends; Counsel and
                                                        Independent Accountants; Custodian and Wire Agent; Taxes
 Item 7.      Purchase of Securities Being Offered      Your Account and Doing Business With Us; Purchase and Redemption of Class A
                                                        Shares; How to Buy, Sell and Exchange Class D Shares Through Intermediaries;
                                                        How to Buy Class D Shares from the Distributor; Exchanging Class D Shares;
                                                        Other Information About Buying Class D Shares and the Contingent Deferred
                                                        Sales Charge; Exchanging Shares
 Item 8.      Redemption or Repurchase                  Redemption of Class A Shares; Additional Information About Doing Business
                                                        With Us
 Item 9.      Pending Legal Proceedings                 *

PART B -
 Item 10.     Cover Page                                Cover Page
 Item 11.     Table of Contents                         Table of Contents
 Item 12.     General Information and History           The Trust
 Item 13.     Investment Objectives and Policies        Description of Permitted Investments of the Underlying Portfolios;
                                                        Description of Ratings; Investment Limitations of the Funds; Investment
                                                        Limitations of the Underlying Portfolios
 Item 14.     Management of the Registrant              The Manager and Shareholder Servicing Agent
 Item 15.     Control Persons and Principal Holders     *
               of Securities
 Item 16.     Investment Advisory and Other Services    The Manager and Shareholder Servicing Agent; The Investment Adviser to the
                                                        Funds; The Advisers and Sub-Advisers to the Underlying Portfolios; Experts
 Item 17.     Brokerage Allocation                      Portfolio Transactions
 Item 18.     Capital Stock and Other Securities        Description of Shares
 Item 19.     Purchase, Redemption, and Pricing         Purchase and Redemption of Shares

              of Securities Being Offered
 Item 20.     Tax Status                                Taxes
 Item 21.     Underwriters                              Distribution
 Item 22.     Calculation of Yield Quotations           Performance
 Item 23.     Financial Statements                      *


Part C -

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

SEI ASSET ALLOCATION TRUST
Class A and Class D Shares
Prospectus

_____________, 1996
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Diversified Conservative Fund
Diversified Conservative Growth Fund
Diversified Moderate Growth Fund
Diversified Growth Fund
Diversified U.S. Stock Fund

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Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Funds' investment goals match your own.

A Statement of Additional Information dated ______________, 1996, has been filed with the Securities and Exchange Commission ("SEC") and may be obtained upon request and without charge by writing the Distributor, SEI Financial Services Company (the "Distributor"), at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.

SEI Asset Allocation Trust (the "Trust") is an open-end management investment company consisting of the following five separate diversified investment portfolios (each a "Fund" and, together, the "Funds"): Diversified Conservative Fund, Diversified Conservative Growth Fund, Diversified Moderate Growth Fund, Diversified Growth Fund and Diversified U.S. Stock Fund. Each Fund offers investors a convenient means of investing in shares of mutual funds ("Underlying Portfolios") managed by SEI Financial Management Corporation ("SFM" or the "Adviser") according to certain predetermined percentage ranges. Each Fund offers two classes of shares, Class A Shares and Class D Shares. Class A Shares are offered primarily to tax-advantaged retirement accounts. Class D Shares are offered to other accounts through banks, broker-dealers and other financial institutions that have entered into arrangements with the Distributor to sell Class D Shares to their customers. Class D Shares differ from Class A Shares primarily in the allocation of certain distribution, shareholder servicing and transfer agent expenses and in the range and types of shareholder services offered to investors. This Prospectus offers both Class A Shares and Class D Shares of the Funds.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

Table of Contents

Fund Expenses (Class A Shares) ............................................

Fund Expenses (Class D Shares) ............................................

Investment Objectives and Policies of the Funds ...........................

Portfolio Turnover of the Funds ...........................................

Risk Factors of the Funds .................................................

Additional Expense Information Concerning the Funds .......................

Investment Limitations of the Funds .......................................

Investment Focus of the Underlying Portfolios .............................

Investment Objectives and Policies of the Underlying
 Portfolios ...............................................................

General Investment Policies of the Underlying Portfolios ..................

Risk Factors of the Underlying Portfolios .................................

Fundamental Limitations of the Underlying Portfolios.......................

The Adviser and Manager of the Funds ......................................

The Advisers and Sub-Advisers to the Underlying
 Portfolios ...............................................................

Distribution of Fund Shares ...............................................

Performance ...............................................................

Taxes .....................................................................

Your Account and Doing Business with Us ...................................

Purchase and Redemption of Class A Shares .................................

How to Buy, Sell and Exchange Class D Shares Through
 Intermediaries ...........................................................

How to Buy Class D Shares from the Distributor ............................

Exchanging Class D Shares .................................................

How to Sell Class D Shares Through the Distributor ........................

How to Close Your Account .................................................

General Information .......................................................

Description of Permitted Investments and Risk Factors of the Underlying
 Portfolios ...............................................................

Appendix ..................................................................

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How to Read this Prospectus

This Prospectus gives you information that you should know about the Funds before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points. To find these helpful guides, look for this symbol. [Symbol appears here]

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Fund Expenses
(Class A Shares)________________________________________________________________


The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly in connection with an investment in each Fund's Class A Shares. In addition to these direct expenses, Class A Shares of the Funds will indirectly bear their pro rata share of the expenses of the Underlying Portfolios. See "Additional Expense Information Concerning the Funds."

Shareholder Transaction Expenses (as a percentage of offering price)
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                                  Diversified           Diversified           Diversified                            Diversified
                                  Conservative          Conservative        Moderate Growth   Diversified Growth      U.S. Stock
                                     Fund               Growth Fund              Fund               Fund                Fund
                                     ----               -----------              ----               ----                ----
Maximum Sales Charge                 None                  None                 None                None                None
 Imposed on Purchase
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Maximum Sales Charge                 None                  None                 None                None                None
 Imposed on Reinvested
 Dividends
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Maximum Contingent                   None                  None                 None                None                None
 Deferred Sales Charge
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Wire Redemption Fees                 None                  None                 None                None                None
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Annual Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------

Management/Advisory Fees/1/          .00%                 .00%                  .00%               .00%                .00%
------------------------------------------------------------------------------------------------------------------------------------

Other Expenses/2/,/3/                .12%                 .12%                  .12%               .12%                .12%
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Rule 12b-1 Fees                      None                  None                 None                None                None
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Total Operating Expenses/3/          .12%                 .12%                  .12%               .12%                .12%
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/1/ The Adviser is currently waiving its advisory and management fees. Absent fee waivers, management and advisory fees for each Fund would be .10% and .20%, respectively. These fee waivers are voluntary and may be discontinued by the Adviser at any time in its sole discretion.

/2/ Other Expenses are based on estimated amounts for the current fiscal year. Absent SFM's voluntary expense reimbursement, Other Expenses are estimated to be .13%.

/3/ Absent SFM's voluntary fee waivers and expense reimbursements, the Total Operating Expenses of each Fund's Class A Shares would be .43%.

Fund Expenses
(Class D Shares)________________________________________________________________

 The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly in connection with an investment in each Fund's Class D Shares. In addition to these direct expenses, Class D Shares of the Funds will indirectly bear their pro rata share of the expenses of the Underlying Portfolios. See "Additional Expense Information Concerning the Funds."

 Shareholder Transaction Expenses (as a percentage of offering price).
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                                  Diversified           Diversified          Diversified                            Diversified
                                  Conservative          Conservative        Moderate Growth   Diversified Growth      U.S. Stock
                                     Fund               Growth Fund              Fund               Fund                Fund
                                     ----               -----------              ----               ----                ----
Maximum Sales Charge                 None                  None                 None                None                None
 Imposed on Purchase
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Maximum Sales Charge                 None                  None                 None                None                None
 Imposed on Reinvested
 Dividends
------------------------------------------------------------------------------------------------------------------------------------


Maximum Contingent                   None                  None                 None                None                None
 Deferred Sales Charge
------------------------------------------------------------------------------------------------------------------------------------


Wire Redemption Fees                $10.00                $10.00              $10.00              $10.00              $10.00
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Exchange Fees                         None                 None                 None                None                None
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Annual Operating Expenses
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Management/Advisory Fees/1/            .00%                  .00%                .00%                .00%                .00%
------------------------------------------------------------------------------------------------------------------------------------


Other Expenses/2//,3/                  .12%                  .12%                .12%                .12%                .12%
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Rule 12b-1/Shareholder/4/             1.00%                 1.00%               1.00%               1.00%               1.00%
 Servicing Fees
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Total Operating Expenses/3/           1.12%                 1.12%               1.12%               1.12%               1.12%
----------------------------------------------------------------------------------------------------------------------------------

/1/ The Adviser is currently waiving its advisory and management fees. Absent fee waivers, management and advisory fees for each Fund would be .10% and .20%, respectively. These fee waivers are voluntary and may be discontinued by the Adviser at any time in its sole discretion.

/2/ Other Expenses are based on estimated amounts for the current fiscal year. Absent SFM's voluntary expense reimbursement Other Expenses are estimated to be .13%.

/3/ Absent SFM's voluntary fee waivers and expense reimbursements, the Total Operating Expenses of each Fund's Class D Shares would be 1.43%.

/4/ In order to comply with the Trust's SEC exemption order and the sales charge limitations imposed by the Rules of Fair Practice of the National Association of Securities Dealer's ("NASD") there Rue 12b-1/Shareholder Servicing fees will be reduced in an amount equal to a Fund's pro rata
                                                                     --- ----
       share of any Rule 12b-1/Shareholder Servicing fees charged by any Underlying Portfolios in which such Fund invests.

 Based on the expense ratios of the Underlying Portfolios set forth below, the range of average weighted expense ratios for Class A and Class D Shares of the funds are expected to be as follows: /+/

 Diversified Conservative Fund Class A         .67% to  .89%
 Diversified Conservative Fund Class D        1.67% to 1.89%
 Diversified Conservative Growth Fund Class A  .71% to 1.04%
 Diversified Conservative Growth Fund Class D 1.71% to 2.04%
 Diversified Moderate Growth Fund Class A      .73% to 1.11%
 Diversified Moderate Growth Fund Class D     1.73% to 2.11%
 Diversified Growth Fund Class A               .86% to 1.37%
 Diversified Growth Fund Class D              1.86% to 2.37%
 Diversified U.S. Stock Fund Class A           .86% to 1.06%
 Diversified U.S. Stock Fund Class D          1.86% to 2.06%


 + A range is provided since the average of each Fund invested in each of the Underlying Portfolios may fluctuate.


 Example

 Using the midpoint of the ranges set forth above, an investor in a Fund would pay the following expenses on a $1000 investment assuming: (1) 5% annual return, (2) redemption at the end of each time period:

                                                   1 Yr.       3 Yr.
                                                   ------      ------
 Diversified Conservative Fund Class A             $ 8.00      $25.00
 Diversified Conservative Fund Class D             $18.00      $56.00
 Diversified Conservative Growth Fund Class A      $ 9.00      $28.00
 Diversified Conservative Growth Fund Class D      $19.00      $59.00
 Diversified Moderate Growth Fund Class A          $ 9.00      $29.00
 Diversified Moderate Growth Fund Class D          $20.00      $60.00
 Diversified Growth Fund Class A                   $11.00      $36.00
 Diversified Growth Fund Class D                   $22.00      $66.00
 Diversified U.S. Stock Fund Class A               $10.00      $31.00
 Diversified U.S. Stock Fund Class D               $20.00      $62.00

 The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

 The purpose of the expense tables and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class A and Class D Shares of each Fund. A person who purchases shares through an account with a financial institution may be charged separate fees by that institution. The information set forth in the foregoing table and example relates to both the Class A and Class D Shares. Class D Shares are subject to the same management and advisory expenses as Class A Shares, but are also subject to different distribution, shareholder servicing and transfer agent expenses. Additional information may be found under "The Adviser and Manager of the Funds" and "Distribution of Fund Shares."

 Long-term Class D shareholders may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the NASD.

 Expense Rates of the Underlying Portfolios
 ------------------------------------------
 Class A and Class D Shares of the Funds also will indirectly bear their pro
                                                                         ---
 rata share of fees and expenses incurred by the Underlying Portfolios,
 ----
 including distribution expenses, and the investment returns of each Class of Shares of the Funds will be net of the expenses of the Underlying Portfolios. The charts set forth below provide the expense ratios for each of the Underlying Portfolios in which the Funds will invest (based on information as of September 30, 1995).




Underlying Portfolios Eligible
for Purchase by the Diversified      Underlying Portfolios
Conservative Fund                        Expense Ratios*
-------------------------------      ---------------------
SIMT Large Cap Growth Portfolio                .85%
SIMT Large Cap Value Portfolio                 .82%
SIMT Small Cap Growth Portfolio               1.10%
SIMT Small Cap Value Portfolio                1.10%
SIMT Core Fixed Income Portfolio               .55%
SLAT Prime Obligation Portfolio                .44%

Underlying Portfolios Eligible
for Purchase by the Diversified      Underlying Portfolios
Moderate Growth Fund                     Expense Ratios*
-------------------------------      ---------------------

SIMT Large Cap Growth Portfolio                .85%
SIMT Large Cap Value Portfolio                 .82%
SIMT Small Cap Growth Portfolio               1.10%
SIMT Small Cap Value Portfolio                1.10%
SIT Core International Equity
Portfolio                                     1.23%
SIT European Equity Portfolio                 1.30%
SIT Pacific Basin Equity
Portfolio                                     1.30%
SIMT Core Fixed Income Portfolio               .55%
SIT International Fixed Income
Portfolio                                     1.00%
SLAT Prime Obligation Portfolio                .44%

Underlying Portfolios Eligible
for Purchase by the Diversified      Underlying Portfolios
U.S. Stock Fund                          Expense Ratios*
-------------------------------      ---------------------

SIMT Large Cap Growth Portfolio                .85%
SIMT Large Cap Value Portfolio                 .82%
SIMT Small Cap Growth Portfolio               1.10%
SIMT Small Cap Value Portfolio                1.10%
SLAT Prime Obligation Portfolio                .44%

Underlying Portfolios Eligible
for Purchase by the Diversified      Underlying Portfolios
Conservative Growth Fund                 Expense Ratios*
-------------------------------      ---------------------

SIMT Large Cap Growth Portfolio                .85%
SIMT Large Cap Value Portfolio                 .82%
SIMT Small Cap Growth Portfolio               1.10%
SIMT Small Cap Value Portfolio                1.10%
SIT Core International Equity
Portfolio                                     1.23%
SIT European Equity Portfolio                 1.30%
SIT Pacific Basin Equity Portfolio            1.30%
SIMT Core Fixed Income Portfolio               .55%
SIMT International Fixed Income               1.00%
SLAT Prime Obligation Portfolio                .44%

Underlying Portfolios Eligible
for Purchase by the Diversified      Underlying Portfolios
Growth Fund                              Expense Ratios*
-------------------------------      ---------------------

SIMT Large Cap Growth Portfolio                .85%
SIMT Large Cap Value Portfolio                 .82%
SIMT Small Cap Growth Portfolio               1.10%
SIMT Small Cap Value Portfolio                1.10%
SIT Core International Equity                 1.23%
Portfolio
SIT Emerging Markets Equity Portfolio         1.95%
SIT European Equity Portfolio                 1.30%
SIT Pacific Basin Equity Portfolio            1.30%
SIMT Core Fixed Income Portfolio               .55%
SIMT High Yield Bond Portfolio                 .85%
SIT International Fixed Income
Portfolio                                     1.00%
SLAT Prime Obligation Portfolio                .44%

* The funds will purchase only Class A Shares of the Underlying Portfolios. The expense ratios of the Class A Shares of the Underlying Portfolios may reflect fee waivers and expense reimbursements that may be discontinued at any time. Absent these fee waivers on the Class A Shares of the Underlying Portfolios, these expense ratios would be higher.

Investment
Objectives and
Policies of the
Funds___________________________________________________________________________

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[Symbol appears here]
What are Investment Objectives and Policies?

A Fund's investment objective is a statement of what it seeks to achieve. It is important to make sure that the investment objective matches your own financial needs and circumstances. The investment policies section spells out the types of mutual funds in which each fund invests.

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Each Fund offers investors the opportunity to invest in certain of the Underlying Portfolios, which are separately-managed series of the following investment companies among predetermined percentage ranges: SEI Institutional Managed Trust ("SIMT"), SEI International Trust ("SIT") and SEI Liquid Asset Trust ("SLAT"). Each of SIMT, SIT and SLAT is an "Underlying Trust" and, together, SIMT, SIT and SLAT are the "Underlying Trusts." The SEC has issued an exemptive order permitting the Funds to acquire up to 100% of the Shares of any of the Underlying Portfolios under certain conditions. Absent this Order, the Investment Company Act of 1940 (the "1940 Act") would substantially limit the ability of the Funds and Underlying Portfolios to engage in these transactions. The investment objective of each Fund is set forth below. Each
Fund's investment objective is a fundamental policy, and may not be changed without shareholder approval. There can be no assurance that the Funds will achieve their stated objectives.

      -The Diversified Growth Fund seeks to provide long-term capital appreciation. Current income is a secondary consideration.

      -The Diversified Conservative Fund seeks to provide current income and an opportunity for capital appreciation through modest participation in domestic equity markets.

      -The Diversified Conservative Growth Fund seeks to provide current income with the opportunity for capital appreciation through modest participation in the domestic and international equity markets.

      -The Diversified Moderate Growth Fund seeks to provide long-term growth of capital with a moderate level of current income.

      -The Diversified U.S. Stock Fund seeks to provide long-term growth of capital through a diversified domestic equity strategy. Current income is an incidental consideration.

The investment focus of each Fund is summarized below in a chart that illustrates the degree (relative to each other Fund) to which each Fund seeks to obtain income or growth of capital, and exposes the Shareholder to risk of principal loss:

         Fund Name             Potential     Potential for        Anticipated
         ---------            -----------    ----------------     -----------
                              Income Level   Growth of Capital      Risk of
                              ------------   -----------------     Principal
                                                                   ---------
Diversified Growth Fund      Low to Medium    Medium to High          High

Diversified Conservative
 Fund                        Medium to High       Medium             Medium

Diversified Conservative
 Growth Fund                     Medium        Low to Medium         Medium

Diversified Moderate
 Growth Fund                     Medium           Medium             Medium

Diversified U.S. Stock Fund       Low              High          Medium to High

      In order to achieve its investment objective, each Fund may invest a percentage of its assets in certain of the Underlying Portfolios. The percentages reflect varying degrees of potential investment risk and reward. The assets of each Fund will be allocated among the Underlying Portfolios in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the Underlying Portfolios. In addition, for temporary defensive purposes and to maintain liquidity, each Fund may invest directly in short-term debt securities, including U.S. Treasury Bills and other short-term U.S. Government securities (or repurchase agreements secured thereby), commercial paper, certificates of deposit or banker's acceptances. See "Description of Permitted Investments." The adviser may alter these percentage ranges when it deems appropriate. The tables below illustrate the ranges in which each Fund is expected to invest in the Underlying Portfolios:

 Diversified Growth Fund
 -----------------------

                                      Investment Range (Percent of the
 Underlying Portfolio                 Diversified Growth Fund's Assets)
 --------------------                 ---------------------------------
 SIMT Large Cap Growth                15-30%
 SIMT Large Cap Value                 15-30%
 SIMT Small Cap Growth                0-15%
 SIMT Small Cap Value                 0-15%
 SIT Core International Equity        5-20%
 SIT Emerging Markets Equity          5-20%
 SIT European Equity                  0-15%
 SIT Pacific Basin Equity             0-15%
 SIMT Core Fixed Income               5-20%
 SIMT High Yield Bond                 0-15%
 SIT International Fixed Income       0-15%
 SLAT Prime Obligation                0-30%

 Diversified Conservative Fund
 -----------------------------

                                      Investment Range (Percent of the
 Underlying Portfolio                 Diversified Conservative Fund's Assets)
 --------------------                 ---------------------------------------
 SIMT Large Cap Growth                5-20%
 SIMT Large Cap Value                 5-20%
 SIMT Small Cap Growth                0-15%
 SIMT Small Cap Value                 0-15%
 SIMT Core Fixed Income               50-65%
 SLAT Prime Obligation                0-30%




 Diversified Conservative Growth Fund
 ------------------------------------

                                      Investment Range (Percent of the
 Underlying Portfolio                 Diversified Conservative Growth Fund's Assets)
 --------------------                 ----------------------------------------------

 SIMT Large Cap Growth                5-20%
 SIMT Large Cap Value                 5-20%
 SIMT Small Cap Growth                0-15%
 SIMT Small Cap Value                 0-15%
 SIT Core International Equity        0-15%
 SIT European Equity                  0-15%
 SIT Pacific Basin Equity             0-15%
 SIMT Core Fixed Income              40-55%
 SIT  International Fixed Income     10-25%
 SLAT Prime Obligation                0-30%

 Diversified Moderate Growth Fund
 --------------------------------

                                      Investment Range (Percent of the
 Underlying Portfolio                 Diversified Moderate Growth Fund's Assets)
 --------------------                 ------------------------------------------
 SIMT Large Cap Growth                10-25%
 SIMT Large Cap Value                 10-25%
 SIMT Small Cap Growth                 0-15%
 SIMT Small Cap Value                  0-15%
 SIT Core International Equity         0-15%
 SIT European Equity                   0-15%
 SIT Pacific Basin Equity              0-15%
 SIMT Core Fixed Income               25-40%
 SIT International Fixed Income        5-20%
 SLAT Prime Obligation                 0-30%


 Diversified U.S. Stock Fund
 ---------------------------

                                      Investment Range (Percent of the
 Underlying Portfolio                 Diversified U.S. Stock Fund's Assets)
 --------------------                 -------------------------------------
 SIMT Large Cap Growth                30-45%
 SIMT Large Cap Value                 30-45%
 SIMT Small Cap Growth                 5-20%
 SIMT Small Cap Value                  5-20%
 SLAT Prime Obligation                 0-30%

 Portfolio Turnover
 of the Funds___________________________________________________________________

 Each Fund's portfolio turnover rate (i.e., the rate at which the fund buys and
                                      ---
 sells shares of the Underlying Portfolios) is expected to be low since asset reallocation decisions will occur only once every __________. However, if market conditions so warrant, SFM may make more frequent reallocation decisions, which will result in a higher portfolio turnover rate. The Funds will purchase or sell shares of the Underlying Portfolios: (a) to accommodate purchases and redemptions of each Fund's shares; (b) in response to market or other economic conditions; and (c) to maintain or modify the allocation of each Fund's assets among the Underlying Portfolios within the percentage limits described above or as altered by the Adviser from time to time.

 Risk Factors
 of the Funds___________________________________________________________________

 Prospective investors in the Funds should consider the following factors:

 . Any investment in a mutual fund involves risk and, although the Funds invest in a number of Underlying Portfolios, this practice does not eliminate investment risk;

 . Investing through the Funds in the Underlying Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Portfolios;

 . Under certain circumstances, an Underlying Portfolio may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying Portfolio until the Adviser determines that it is appropriate to dispose of such securities;

 . Certain Underlying Portfolios may: invest a portion of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; engage in options transactions; make short sales; purchase zero coupon bonds and payment-in-kind bonds; and engage in various other investment practices. Further information about these investment policies and practices can be found under "Investment Objectives and Policies of the Underlying Portfolios" and "Description of Permitted Investments and Risk Factors of the Underlying Portfolios" in this Prospectus and in the Trust's Statement of Additional Information and the prospectuses of each of the Underlying Portfolios;

 . The Diversified Growth Fund can invest as much as 15% of its assets in the SIMT High Yield Bond Portfolio. As a result, this Fund will be subject to the risks associated with high yield investing;

 . The Funds may invest in Underlying Portfolios which concentrate their assets in certain industries and geographic regions. Under certain circumstances, this could result in the Funds being indirectly concentrated in these industries and geographic areas. If this were to occur, each such Fund would consider whether to maintain or change its investments in such Underlying Portfolio(s);

 . Certain Funds invest at least 5% and can invest as much as 25% of their assets in the SIT International Fixed Income Portfolio, which invests primarily in foreign fixed-income securities; certain other
      Funds invest at least 10% and can invest as much as 70% of their assets in Underlying Portfolios that invest primarily in foreign equity securities. These investments will subject the Funds to risks associated with investing in foreign securities; and

 . The officers and trustees of the Trust also serve as officers and trustees of the Underlying Trusts. In addition, the investment adviser of each Fund serves as investment adviser to certain of the Underlying Portfolios. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities at both levels.

 Additional Expense
 Information Concerning the Funds  _____________________________________________

 Investors in the Funds should recognize that they may invest directly in the Underlying Portfolios and that, by investing in Underlying Portfolios indirectly through the Funds, they will bear not only their proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees to the extent the Adviser has not elected to waive such fees), but will also indirectly bear similar expenses of the Underlying Portfolios. Investors in the Funds through managed account programs who pay separate advisory fees for asset allocation services should recognize that the combined expenses of the program and the Funds (including the expenses charged by the Underlying Portfolios) will involve greater fees and expenses than those present in other types of investments without the benefit of professional asset allocation recommendations. In addition, a shareholder of a Fund's Class A Shares will bear a proportionate share of expenses related to the distribution and shareholder servicing of the Fund's shares, and also may indirectly bear expenses paid by an Underlying Portfolio related to the distribution of its shares. In the case of Class D Shares, any Fund distribution/shareholder servicing fees will be reduced in an amount equal to the Fund's pro rata portion of any distribution/shareholder servicing fees
               --- ----
 charged to any Underlying Portfolio in which the Fund invests. See "Distribution of Fund Shares."

 Investment Limitations
 of the Funds___________________________________________________________________

 Each of the following investment limitations are fundamental for each Fund, and may not be changed without shareholder approval.

 Each Fund may not:

 1. Invest more than 25% of its total assets in any one industry (except to the extent that the Underlying Portfolios are so concentrated).

 2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets. To the extent that its borrowings exceed 5% of its assets,
      (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income, and (ii) asset coverage of 300% is required.

 Each Fund is subject to further restrictions which are described in the Trust's Statement of Additional Information.

 Investment Focus of
 the Underlying
 Portfolios_____________________________________________________________________

 The following table describes the investment focus of each Underlying
 Portfolio:

      UNDERLYING PORTFOLIO                INVESTMENT FOCUS
      --------------------                ----------------
      SIMT Large Cap Growth               Growth of Capital
      SIMT Large Cap Value                Growth and Income of Capital
      SIMT Small Cap Growth               Aggressive Growth of Capital
      SIMT Small Cap Value                Aggressive Growth of Capital and Income
      SIT Core International Equity       Growth of Capital
      SIT Emerging Markets Equity         Aggressive Growth of Capital
      SIT European Equity                 Growth of Capital
      SIT Pacific Basin Equity            Growth of Capital
      SIMT Core Fixed Income              Income
      SIMT High Yield Bond                Aggressive Income
      SIT International Fixed Income      Income
      SLAT Prime Obligation               Price Stability

 Investment Objectives and
 Policies of the
 Underlying Portfolios__________________________________________________________

 Set forth below are the specific investment objective and policies that apply to each Underlying Portfolio. The investment objective of each Underlying Portfolio is a fundamental policy of that Portfolio, and may not be changed without shareholder approval. Certain general investment policies that apply to two or more of the Underlying Portfolios are set forth in the "General Investment Policies of the Underlying Portfolios" section, below. There can be no assurance that the Underlying Portfolios will achieve their respective investment objectives. For a description of the debt ratings discussed in this Prospectus, see the Appendix.

 Underlying Equity
 -----------------
 Portfolios
 ----------


 SIMT Large Cap
 Growth Portfolio  The SIMT Large Cap Growth Portfolio seeks to provide capital appreciation. Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities of large companies (i.e., companies with market
                                       ----
                   capitalizations of more than $1 billion) which, in the advisers' opinions, possess significant growth potential. Any remaining assets may be invested in fixed income securities or in equity securities of smaller companies that the Portfolio's advisers believe are appropriate in light of the Portfolio's investment objective. Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Fixed income securities must be rated investment grade or better, i.e., rated at least BBB by Standard & Poor's Corporation
                   ----
                   ("S&P") or Baa by Moody's Investors Service, Inc.
                   ("Moody's").

                      In order to meet liquidity needs, or for temporary
                   defensive purposes, the Portfolio may invest up to 100% of its assets in cash and money market securities. Money market securities must be rated in one of the top two rating categories by a nationally recognized statistical rating service ("NRSRO") or, if unrated, determined by the Portfolio's advisers to be of comparable quality.

 SIMT Large Cap
 Value Portfolio   The SIMT Large Cap Value Portfolio seeks to provide long-
                   term growth of capital and income. Under normal market
                   conditions, the Portfolio will invest at least 65% of its
                   total assets in a diversified portfolio of high quality,
                   income producing common stocks of large companies (i.e.,
                                                                      ----
                   companies with market capitalizations of at least $1 billion) which, in the advisers' opinions, are undervalued in the marketplace at the time of purchase. In general, the advisers characterize high quality securities as those that have above average reinvestment rates. The advisers also consider other factors, such as earnings and dividend growth prospects as well as industry outlook and market share. Any remaining assets may be invested in investment grade debt securities.

                      In order to meet liquidity needs, or for temporary
                   defensive purposes, the Portfolio may invest up to 100% of its assets in cash and money market securities. Money market securities must be rated in one of the top two rating categories by an NRSRO, or if not rated, determined by the Portfolio's advisers to be of comparable quality.

 SIMT Small Cap
 Growth Portfolio  The SIMT Small Cap Growth Portfolio seeks to provide long-
                   term capital appreciation. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in the equity securities of smaller growth companies (i.e.,
                                                                      ----
                   companies with market capitalizations of less than $1 billion) which, in the advisers' opinions, are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. The advisers will select companies that have the potential to gain market share in their industry, achieve and maintain high and consistent profitability or produce increases in earnings. The advisers also seek companies with strong company management and superior fundamental strength.

                      Small capitalization companies have the potential to show
                   earnings growth over time that is well above the growth rate of the overall economy. Any remaining assets of the Portfolio may be invested in the equity securities of more established companies that the advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

                      In order to meet liquidity needs, or for temporary
                   defensive purposes, the Portfolio may invest all or a portion of its assets in common stocks of larger, more established companies, fixed income securities, cash or money market securities. Fixed income securities will only be purchased if they are rated investment grade or better. Investment grade bonds include securities rated at least BBB by S&P or Baa by Moody's. Money market securities will only be purchased if they have been given one of the two top ratings by an NRSRO, or if unrated, determined by the Portfolio's advisers to be of comparable quality.

 SIMT Small Cap
 Value Portfolio   The SIMT Small Cap Value Portfolio seeks to provide capital appreciation. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in the equity securities of smaller companies (i.e., companies with market capitalizations of less than $1 billion) which, in the
                   advisers' opinion, have prices that appear low relative to certain fundamental characteristics such as earnings, book value, or return on equity. Any remaining assets may be
                   invested in fixed income securities or equity securities of larger, more established companies that the Portfolio's
                   advisers believe are appropriate in light of the Portfolio's objective. Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or
                   exchangeable for common stock. Fixed income securities must be rated investment grade or better, i.e., rated at least BBB
                                                        ----
                   by S&P or Baa by Moody's.

                      In order to meet liquidity needs, or for temporary
                   defensive purposes, the Portfolio may invest up to 100% of its assets in cash and money market securities. Money market securities must be rated in one of the two top categories by an NRSRO or, if unrated, determined by the Portfolio's advisers to be of comparable quality.

 SIT Core
 International
 Equity Portfolio  The SIT Core International Equity Portfolio seeks to provide long-term capital appreciation. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in equity securities of non-U.S. Issuers located in at least three countries other than the United States. The Portfolio may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Portfolio may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Portfolio, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Portfolio may also invest in options on currencies.

                      Securities of non-U.S. issuers purchased by the Portfolio
                   may be purchased in foreign markets, on U.S. registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Portfolio will typically invest in equity securities listed on recognized foreign exchanges, but may also invest in securities traded in over-the-counter markets. The Portfolio expects its investments to emphasize both large and intermediate capitalization companies.

                      The Portfolio expects to be fully invested in its primary
                   investments described above, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities, non-U.S. indices and currencies; futures contracts, including stock index futures contracts; and options on futures contracts.

                      Permissible money market instruments include securities
                   issued or guaranteed by the U.S. Government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at time of purchase A or higher by S&P or Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long- and short-term debt instruments which are rated at time of purchase A or higher by S&P or Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity.

                      The Portfolio is also permitted to acquire floating and
                   variable rate securities, purchase securities on a when-issued or delayed delivery basis and invest up to 10% of its total assets in illiquid securities. Although permitted to do so, the Portfolio does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

                      For temporary defensive purposes, when an adviser
                   determines that market conditions warrant, the Portfolio may invest up to 50% of its assets in the U.S. and non-U.S. money market instruments described above and other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or are determined by the advisers to be of comparable quality; may hold a portion of its assets in cash; and may invest in securities of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase, or are determined by the advisers to be of comparable quality.

 SIT Emerging
 Markets Equity
 Portfolio         The SIT Emerging Markets Equity Portfolio seeks to provide capital appreciation. Under normal circumstances, at least
                   65% of the Portfolio's assets will be invested in equity securities of emerging market issuers. Under normal conditions, the Portfolio maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country.
                   For these purposes, the Portfolio defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Portfolio's advisers consider emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. In addition to its primary investments, described above, the Portfolio may invest up to 35% of its total assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of emerging market companies. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities.

                      The Portfolio may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

                      The Portfolio may invest up to 10% of its total assets in
                   illiquid securities. The Portfolio's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Portfolio's capital appreciation potential. Investments in special situations may be illiquid, as determined by the Portfolio's advisers based on criteria approved by the Portfolio's Board of Trustees. To the extent these investments are deemed illiquid, the Portfolio's investment in them will be consistent with its 10% restriction on investment in illiquid securities.

                      The Portfolio may invest up to 10% of its total assets in
                   shares of other investment companies.

                      The Portfolio may invest in futures contracts and purchase securities on a when-issued or delayed delivery basis. The Portfolio may also purchase and write options to buy or sell futures contracts.

                      For temporary defensive purposes, when the advisers
                   determine that market conditions warrant, the Portfolio may invest up to 20% of its total assets in the equity securities of companies constituting the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Portfolio generally invests.

                      The Portfolio's investments in emerging markets can be
                   considered speculative, and therefore may offer higher potential for gains and losses than developed markets of the world. With respect to any emerging country, there is the greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

 SIT European
 Equity
 Portfolio         The SIT European Equity Portfolio seeks to provide long-term capital appreciation. Under normal circumstances, at least
                   65% of the Portfolio's assets will be invested in equity securities of European issuers. The Portfolio's advisers consider European issuers to be companies the securities of which are principally traded in the European capital markets;
                   that derive at least 50% of their total revenue from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in a European country. The SIT
                   European Equity Portfolio has the same general investment policies as the SIT Core International Equity Portfolio.
                   Investments in equity securities of European issuers could include securities of companies located in, and governments of, developing countries (possibly including countries formerly controlled by communist governments), and such securities may be traded in emerging markets. Investments in any such emerging markets or less developed countries, including investments in former communist countries, will not exceed 5% of a Portfolio's total assets at the time of purchase.

                      Furthermore, the Portfolio may enter into foreign currency contracts to hedge a specific security transaction, to hedge a portfolio position or to adjust the Portfolio's currency exposure. In addition, the Portfolio may invest in futures contracts and swaps and may purchase securities on a when-issued or delayed delivery basis. The Portfolio may also purchase and write options to buy or sell futures contracts.

                      Securities of non-U.S. issuers purchased by these
                   Portfolios may be purchased in foreign markets, on U.S. registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ or sponsored or unsponsored EDRs, CDRs or GDRs. The Portfolio will typically invest in equity securities listed on recognized foreign exchanges, but may also invest in securities traded in over-the-counter markets.

                      For temporary defensive purposes, when the advisers
                   determine that market conditions warrant, the Portfolio may invest up to 50% of its assets in the U.S. and non-U.S. money market instruments described above and other U.S. and non-U.S. long- and short-term debt instruments which are rated A or higher by S&P or Moody's at the time of purchase, or are determined by the advisers to be of comparable quality; may hold a portfolio of its assets in cash; and may invest in securities of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or are determined by the advisers to be of comparable quality.

                      The advisers' approach to selecting the equity securities
                   in which the Portfolio will invest is fundamental and stock driven; portfolio managers and analysts concentrate primarily on finding the best stock ideas, premised on undervalued growth, that exist in the advisers' stock universe and which satisfy their growth oriented screening process. After the generation of stock ideas and the initial stage of portfolio construction, country exposure and the industry concentration of the Portfolio are reviewed to ensure proper diversification.

 SIT Pacific Basin
 Equity Portfolio  The SIT Pacific Basin Equity Portfolio seeks to provide long-term capital appreciation. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in equity securities of Pacific Basin issuers. The Portfolio's advisers consider Pacific Basin issuers to be companies the securities of which are principally traded in the capital markets of Pacific Basin countries; that derive at least 50% of their total revenue from either goods produced or services rendered in Pacific
                   Basin countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in a Pacific Basin country. The SIT Pacific Basin Equity Portfolio has the same general investment policies as the SIT Core International Equity Portfolio. Investments in equity securities of Pacific Basin issuers could include securities of companies located in and governments of developing countries (possibly including countries controlled by communist governments), and such securities may be traded in emerging markets. Investments in any such emerging markets or less developed countries, including investments in communist countries, will not exceed 5% of a Portfolio's total assets at the time of purchase.

                      Furthermore, the Portfolio may enter into foreign currency contracts to hedge a specific security transaction, to hedge a portfolio position or to adjust the Portfolio's currency exposure. In addition, the Portfolio may invest in futures contracts and swaps and may purchase securities on a when-issued or delayed delivery basis. The Portfolio may also purchase and write options to buy or sell futures contracts.

                      Securities of non-U.S. issuers purchased by these
                   Portfolios may be purchased in foreign markets, on U.S. registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ or sponsored or unsponsored EDRs, CDRs or GDRs. The Portfolio will typically invest in equity securities listed on recognized foreign exchanges, but may also invest in securities traded in over-the-counter markets.

                      For temporary defensive purposes, when the advisers
                   determine that market conditions warrant, the Portfolio may invest up to 50% of its assets in the U.S. and non-U.S. money market instruments described above and other U.S. and non-U.S. long- and short-term debt instruments which are rated A or higher by S&P or Moody's at the time of purchase, or are determined by the advisers to be of comparable quality; may hold a portfolio of its assets in cash; and may invest in securities of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or are determined by the advisers to be of comparable quality.

                      The advisers' approach to selecting the equity securities
                   in which the Portfolio will invest is to place great emphasis on a research driven process based upon its belief that stock market returns reflect underlying fundamentals. In managing a Pacific Basin portfolio, the advisers view the region in two parts: Japan and all other areas. In Japan, the dominant economy and stock market in the region, there is a strong emphasis on stock selection with small- to medium-sized companies playing an important role during specific cycles of the Japanese economy. In considering opportunities throughout the rest of the region, the advisers aim to capitalize on the faster growth rates occurring outside Japan and a rapidly expanding universe of securities.

 Underlying Fixed
 ----------------
 Income Portfolios
 -----------------

 SIMT Core Fixed
 Income Portfolio  The SIMT Core Fixed Income Portfolio seeks to provide current income consistent with the preservation of capital. Under normal market conditions, the Portfolio invests at least 65% of its total assets in fixed income securities that are rated investment grade or better, i.e., rated in one of the four
                                               ----
                   highest rating categories by an NRSRO at the time of purchase, or if not rated, determined by the advisers to be of comparable quality. Fixed income securities in which the Portfolio may invest consist of: (i) corporate bonds and debentures; (ii) obligations issued by the United States Government, its agencies and instrumentalities; (iii) municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bond, municipal notes, tax-exempt commercial paper and municipal lease obligations; (iv) receipts involving U.S. Treasury obligations; (v) mortgage-backed securities; (vi) asset-backed securities; and (vii) zero coupon, pay-in-kind or deferred payment securities.

                      Any remaining assets may be invested in (i) interest-only
                   components of mortgage-backed securities; (ii) mortgage dollar rolls; (iii) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; (iv) warrants; (v) money market securities; and
                   (vi) Yankee obligations. In addition, the Portfolio may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures.

                      Duration is a measure of the expected life of a fixed
                   income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have put or call provisions that allow the security to be redeemed at specified dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. The advisers therefore consider it a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term of maturity.

                      The Portfolio maintains a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the advisers believe to be the average duration of the domestic bond market as a whole. The advisers base their analysis of the average duration of the domestic bond market on bond market indices which they believe to be representative. The advisers currently use the Lehman Aggregate Bond Index for this purpose.

 SIMT High Yield
 Bond Portfolio    The SIMT High Yield Bond Portfolio seeks to maximize total return. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in fixed-income debt securities that are rated below investment grade (i.e., below
                                                                     ----
                   Baa by Moody's or BBB by S&P), or, if not rated, are determined by the Portfolio's advisers to be of comparable quality. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. The achievement of the Portfolio's investment objective may be more dependent on the Portfolio's adviser's own credit analysis than is the case for higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Portfolio.

                      The Portfolio may invest in all types of fixed income
                   securities issued by domestic and foreign issuers, including:
                   (i) mortgage-backed securities; (ii) asset-backed securities;
                   (iii) zero coupon, pay-in-kind or deferred payment securities; and (iv) variable and floating rate instruments.

                      Any assets of the Portfolio not invested in the fixed
                   income securities described above may be invested in (i) convertible securities; (ii) preferred stocks; (iii) equity securities; (vi) investment grade fixed income securities;
                   (v) money market securities; (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; (vii) forward foreign currency contracts; and (viii) Yankee obligations. In addition, the Portfolio may purchase or write options, futures and options on futures.

                      The advisers may vary the average maturity of the
                   securities in the Portfolio without limit and there is no restriction on the maturity of any individual security.

                      In order to meet liquidity needs, or for temporary
                   defensive purposes, the Portfolio may invest up to 100% of its assets in cash and short term money market securities. Money market securities must be rated in one of the top two categories by an NRSRO or, if unrated, determined by the Portfolio's advisers to be of comparable quality.

                      The "Appendix" to this Prospectus sets forth a description of the bond rating categories of Moody's and S&P. Ratings of S&P and Moody's represent their opinions of the safety of principal and interest payments (and not the market risk) of bonds and other debt securities they undertake to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, although the Portfolio's advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The Portfolio's advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Portfolio.

                      Risk Factors Relating to Investing in Lower Rated
                   Securities -- The Portfolio may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more
                                           ----
                   likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

                      The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

                      Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield securities.

 SIT International
 Fixed Income
 Portfolio         The SIT International Fixed Income Portfolio seeks to provide capital appreciation and current income. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in foreign government and foreign corporate fixed income securities or debt obligations of issuers located in at least three countries other than the United States.

                      The fixed income securities in which the SIT International
                   Fixed Income Portfolio may invest are (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign corporations; (iv) convertible securities; and (v) fixed income securities issued by foreign banks or bank holding companies. All such investments will be in high quality securities denominated in various currencies, including the European Currency Unit. High quality securities are rated in one of the highest four rating categories by an NRSRO or, if unrated, determined by the adviser to be of comparable quality at the time of purchase.

                      Any remaining assets of the Portfolio will be invested in
                   obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), swaps, options and futures. The Portfolio may also purchase and write options to buy or sell futures contracts. The Portfolio also may enter into forward currency contracts, purchase securities on a when-issued or delayed delivery basis and engage in short selling. Furthermore, although the Portfolio will concentrate its investments in relatively developed countries, the Portfolio may invest up to 5% of its assets in similar securities or debt obligations that are denominated in the currencies of developing countries and that are of comparable quality to such securities and debt obligations at the time of purchase as determined by the adviser.

                      There are no restrictions on the average maturity of the
                   securities held by the Portfolio or the maturity of any single instrument. Maturities may vary widely depending on the adviser's assessment of interest rate trends and other economic and market factors. In the event a security owned by the Portfolio is downgraded below the rating categories discussed above, the adviser will review the situation and take appropriate action with regard to the security.

                      The Portfolio is a non-diversified investment company, as
                   defined in the 1940 Act, which means that more than 5% of its assets may be invested in one or more issuers, although the adviser does not intend to invest more than 5% of its assets in any single issuer with the exception of securities which are issued or guaranteed by a national government. Since a relatively high percentage of assets of the Portfolio may be invested in the obligations of a limited number of issuers, the value of shares of the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Portfolio intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by limiting its investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Portfolio's total assets is invested in the securities (other than U.S. Government Securities) of a single issuer and (b) at least 50% of the market value of the Portfolio's total assets is represented by (i) cash and cash items, (ii) U.S. Government Securities and (iii) other securities limited in respect to any one issuer to an amount not greater in value than 5% of the market value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer.

                      For temporary defensive purposes, when the adviser
                   determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt issues and repurchase agreements. The Portfolio may hold a portion of its assets in cash for liquidity purposes.



 Underlying Money
 ----------------

 Market Portfolio
 ----------------

 SLAT Prime
 Obligation
 Portfolio         The SLAT Prime Obligation Portfolio seeks to preserve
                   principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests exclusively in (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S.
                   commercial banks that are members of the Federal Reserve
                   System or the Federal Deposit Insurance Corporation or savings and loan institutions, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements at the time of investment, provided that such obligations are rated in the top two short-term rating categories by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security at the time of investment or, if not rated, determined by the adviser to be of comparable quality; (iii) short-term corporate obligations rated AAA or AA by S&P or Aaa or Aa by Moody's at the time of investment or, if not rated, determined by the adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S.
                   Government; and (vi) repurchase agreements involving any of the foregoing obligations.

                      The Portfolio may invest in restricted securities and may
                   invest up to 10% of its net assets in illiquid securities. Rule 144A Securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid.

                      The Portfolio may only purchase securities with a
                   remaining maturity of 365 days or less, and, as a matter of non-fundamental policy, will maintain a dollar-weighted average portfolio maturity of 90 days or less. An investment in the Portfolio is neither insured or guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

 General Investment
 Policies of the
 Underlying Portfolios__________________________________________________________

 Borrowing         Each Underlying Portfolio, except the SLAT Prime Obligation
                   Portfolio, may borrow money to meet redemptions for temporary or emergency purposes. A Portfolio will not purchase securities while its borrowings exceed 5% of its total assets.

 Common Stocks     Each Underlying Portfolio, except the SLAT Prime Obligation,
                   SIMT Core Fixed Income, SIMT High Yield Bond and SIT
                   International Fixed Income Portfolios, will invest in common stocks; provided, however, that the Underlying Portfolios may only invest in such securities if they are listed on registered exchanges or actively traded in the over-the-counter market.

 Forward Foreign
 Currency
 Contracts         The Underlying Portfolios, except the SIMT Core Fixed Income,
                   SIMT Large Cap Growth, SIMT Small Cap Growth, SIMT Large Cap
                   Value, SIMT Small Cap Value, and SLAT Prime Obligation
                   Portfolios may purchase forward foreign currency contracts.

 Illiquid
 Securities        Each Underlying Portfolio's investment in illiquid securities will be limited to 15% of its net assets (10% with respect to the SLAT Prime Obligation and SIT International Fixed Income
                   Portfolios).

 Investment Company
 Securities        Each Underlying Portfolio, except the SLAT Prime Obligation
                   Portfolio, may purchase investment company securities, which will result in additional layering of expenses. There are legal limits on the amount of such securities that may be acquired by an Underlying Portfolio. However, as a condition to the exemptive relief that was granted to the Trust by the SEC, no Underlying Portfolio in which a Fund invests may purchase (i) more than 3 percent of the total outstanding voting securities of another registered investment company;
                   (ii) securities issued by such investment company if such securities have an aggregate value of more than 5 percent of the total assets of such Underlying Portfolio; or (iii) securities issued by such investment company and all other investment companies if such securities have an aggregate value of more than 10 percent of the total assets of such Underlying Portfolio.

 Investment Grade
 Debt Securities   Each Underlying Portfolio, except the SLAT Prime Obligation,
                   SIMT Core Fixed Income, SIT European Equity, SIT Pacific
                   Basin Equity Portfolios, may invest in investment grade debt securities. Interest payments and principal security for such securities appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
                   Such securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Money Market
 Instruments       In order to meet liquidity needs, the Underlying Portfolios may hold cash reserves and invest in money market instruments
                   (including securities issued or guaranteed by the U.S.
                   Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year and high-grade commercial paper) rated at time of purchase in the top two categories by an NRSRO or determined by the adviser to be of comparable quality at the time of purchase.

 Options and
 Futures Each Underlying Portfolio, except the SLAT Prime Obligation Portfolio, may purchase or sell options, futures and options on futures. Risks associated with investing in options and futures may include lack of a liquid secondary market, trading restrictions which may be imposed by an exchange and government regulations which may restrict trading.

 Securities
 Lending Each Underlying Portfolio, except the SLAT Prime Obligation Portfolio, may lend its securities to qualified investors for the purpose of realizing additional income.

 Temporary
 Defensive
 Investments       For temporary defensive purposes when the advisers determine that market conditions warrant, each of the Underlying
                   Portfolios may invest up to 100% of its assets in the money market instruments described above and other long and short-term debt instruments that are rated A or higher by S&P or Moody's at the time of purchase, and may hold a portion of its assets in cash. To the extent any Underlying Portfolio is engaged in temporary defensive investing, it will not be pursuing its investment objective.

 U.S. Dollar
 Denominated
 Securities of
 Foreign Issuers   Each Underlying Portfolio, except the SLAT Prime Obligation
                   Portfolio, SIMT Small Cap Growth, and SIMT Core Fixed
                   Income Portfolios, may invest in U.S.

                   dollar denominated securities of foreign issuers, including American Depositary Receipts that are traded on registered exchanges or listed on NASDAQ.

 Warrants Consistent with any applicable state law limitations, each Underlying Portfolio, except the SLAT Prime Obligation, SIT International Fixed Income, SIT Core International Equity, SIT European Equity and SIT Pacific Basin Equity Portfolios, may purchase warrants in order to increase total return.

 When-Issued and
 Delayed-Delivery
 Securities        The Underlying Portfolios may purchase securities on a when-
                   issued or delayed-delivery basis.


 For additional information regarding the permitted investments of the Underlying Portfolios see the "Description of Permitted Investments and Risk Factors of the Underlying Portfolios" in this Prospectus, the Trust's Statement of Additional Information, the "Description of Permitted Investments and Risk Factors" in the Underlying Portfolios' Prospectuses and the "Description of Permitted Investments" in the Underlying Portfolios' Statements of Additional Information.

 Risk Factors of the
 Underlying Portfolios__________________________________________________________

                   From time to time, the Underlying Portfolios may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for its clients, including the Trust. These transactions may have a material effect on the Underlying Portfolios, since Underlying Portfolios that experience redemptions as a result of reallocations may have to sell portfolio securities and because Underlying Portfolios that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Underlying Portfolios may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Adviser is committed to minimizing the impact of these transactions on the Underlying Portfolios to the extent it is consistent with pursuing the investment objectives of its asset allocation clients, and will monitor the impact of asset allocation decisions on the Underlying Portfolios. The Adviser will nevertheless face conflicts in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interests of the Underlying Portfolios.

 Fundamental Limitations
 of the Underlying
 Portfolios_____________________________________________________________________

                   Each Underlying Portfolio, except the SIT International Fixed Income Fund, may not invest more than 5% of its assets in the securities of a single issuer. (This limitation applies to 75% of the assets of the SIMT and SIT Portfolios, and does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.)

                      Each Underlying Portfolio may not purchase securities
                   which would cause more than 25% of such Portfolio's assets to be invested in the securities of issuers conducting business in the same industry. (This limitation does not apply to investments in securities issued by the U.S. Government, its agencies or instrumentalities and, with respect to the SLAT Prime Obligation Portfolio, obligations of domestic banks.)

                      The foregoing percentage limitations relating to the
                   Underlying Portfolios' investment limitations will apply at the time of the purchase of the security by an

                   Underlying Portfolio. Additional investment limitations are set forth in the Underlying Portfolios' Prospectuses and Statements of Additional Information.


 The Adviser and Manager
 of the Funds___________________________________________________________________

--------------------------------------------------------------------------------
[Symbol Appears Here]

Investment Adviser

A Fund's investment adviser manages the investment activities and is responsible for the performance of the Fund. The adviser executes investment strategies based on an assessment of economic and market conditions, and determines the appropriate allocation of the Fund's asset among the Underlying Portfolios.
--------------------------------------------------------------------------------

            Under an Investment Advisory Agreement with the Trust, SEI Financial Management Corporation ("SFM" or the "Adviser") acts as the investment adviser to each Fund. Under the Agreement, the Adviser will provide its proprietary asset allocation services to the Funds, and will exercise investment discretion over the assets of the Funds. The Adviser will monitor the allocation of each Fund's assets, and will be responsible for supervising compliance with each Fund's fundamental investment objectives and policies. Although it is expected that each Fund will typically be fully invested in the Underlying Portfolios, the Adviser may, from time to time, direct the investment of each Fund's cash balances in short-term debt securities, including U.S. Treasury Bills and other short-term U.S. Government securities (or repurchase agreements secured thereby), commercial paper, certificates of deposit or banker's acceptances. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive this fee for the foreseeable future. This waiver may be terminated by the Adviser at any time in its sole discretion.

                 Under an Administration Agreement with the Trust, SFM also provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel, and facilities, and acts as dividend disbursing agent and shareholder servicing agent. In addition, SFM serves as transfer agent for each Fund's Class A shares. For these services to the Funds, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. SFM has agreed to waive its management fee for the foreseeable future. This waiver is voluntary and may be discontinued at any time in SFM's sole discretion. When combined with the fees payable by each Underlying Portfolio in which a Fund invests, the management and advisory fees for each Fund may be higher than that paid by most mutual funds.

                 The Adviser is a wholly-owned subsidiary of SEI Corporation
            ("SEI"), a financial services company located in Wayne, Pennsylvania. The principal business address of the Adviser is 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of the Adviser have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers and advice regarding asset allocation strategies. The Adviser currently serves as manager or administrator to more than ___ investment companies, including more than ____ portfolios, which investment companies had more than $____ billion in assets as of
            ______________.

            Investment and asset allocation decisions for the Funds are made by committee.

                 In addition, the Trust and DST Systems, Inc. (the "Transfer
            Agent"), 210 West 10th Street, Kansas, City, Missouri 64105, have entered into a transfer agent agreement with respect to the Trust's Class D shares.

 The Advisers and Sub-
 Advisers to the Underlying
 Portfolios_____________________________________________________________________

 Overview: The following table sets forth information regarding the advisers and sub-advisers to the Underlying Portfolios:

=====================================================================================
   Underlying Portfolio      Investment Adviser           Sub-Adviser(s)
-------------------------------------------------------------------------------------

SIMT Large Cap Growth        SFM                 Alliance Capital Management, L.P.
                                                 IDS Advisory Group Inc.
-------------------------------------------------------------------------------------
SIMT Large Cap Value         SFM                 LSV Asset Management
                                                 Mellon Equity Associates
                                                 Merus Capital Management
-------------------------------------------------------------------------------------
SIMT Small Cap Growth        SFM                 Apodaca-Johnston Capital
                                                   Management
                                                 Nicholas-Applegate Capital
                                                   Management
                                                 Pilgrim Baxter & Associates, Ltd.
                                                 Wall Street Associates
-------------------------------------------------------------------------------------
SIMT Small Cap Value         SFM                 Boston Partners Asset Management,
                                                   L.P.
                                                 1838 Investment Advisors, L.P.
-------------------------------------------------------------------------------------
SIT Core International       SFM                 Acadian Asset Management, Inc.
 Equity
-------------------------------------------------------------------------------------
SIT Emerging Markets Equity  SFM                 Montgomery Asset Management, L.P.
-------------------------------------------------------------------------------------
SIT European Equity          SFM                 Morgan Grenfell Investment
                                                   Services, Ltd.
-------------------------------------------------------------------------------------
SIT Pacific Basin Equity     SFM                 Schroder Capital Management Int'l
                                                   Ltd.
-------------------------------------------------------------------------------------
SIMT Core Fixed Income       SFM                 Western Asset Management
                                                   Company
                                                 Firstar Investment Research &
                                                   Management Company
                                                 BlackRock Financial Management,
                                                   Inc.
-------------------------------------------------------------------------------------
SIMT High Yield Bond         SFM                 BEA Associates
-------------------------------------------------------------------------------------
SIT International Fixed      Strategic Fixed     None
 Income                      Income, L.P.
-------------------------------------------------------------------------------------
SLAT Prime Obligation        Wellington          None
                             Management
                             Corporation
=====================================================================================

 Advisers to the Underlying Portfolios
 -------------------------------------

 SEI Financial   In addition to serving as the Trust's Adviser, SFM serves
 Management      as investment adviser to each Underlying Portfolio except SIT
 Corporation     International Fixed Income Portfolio and SLAT Prime
                 Obligation Portfolio.

                      Under its advisory agreement with each Underlying
                 Portfolio for which it serves as investment adviser (an "Underlying SEI Portfolio"), the Adviser is authorized to make investment decisions for the assets of the Underlying SEI Portfolio, and to continuously review, supervise and administer the Underlying SEI Portfolio's investment program.

                      In addition, the Adviser has general oversight
                 responsibility for the investment sub-advisory services provided to the Underlying SEI Portfolio, including formulating investment policies and analyzing economic trends affecting the Underlying SEI Portfolio. The Adviser is also responsible for managing the allocation of assets among the Underlying SEI Portfolio's sub-advisers, and directing and evaluating the investment services provided by the sub-advisers, including their adherence to the investment objectives and policies and investment performance of each Underlying SEI Portfolio. In accordance with these investment objective and policies, and under the supervision of the Adviser and the Trust's Board of Trustees, each sub-adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of an Underlying SEI Portfolio. The Adviser and the sub-advisers are authorized to make investment decisions for the Underlying SEI Portfolios and place orders on behalf of the Underlying SEI Portfolios to effect the investment decisions made. For its advisory services to the Underlying Portfolios, the Adviser is entitled to the following fees:

===============================================================================
                                 Advisory Fee Payable to the Adviser (as a
     Underlying Portfolio         Percentage of Average Daily Net Assets)
-------------------------------------------------------------------------------
SIMT Large Cap Growth                              .40%
-------------------------------------------------------------------------------
SIMT Large Cap Value                               .35%
-------------------------------------------------------------------------------
SIMT Small Cap Growth                              .65%
-------------------------------------------------------------------------------
SIMT Small Cap Value                               .65%
-------------------------------------------------------------------------------
SIT Core International Equity                     .475%
-------------------------------------------------------------------------------
SIT Emerging Markets Equity                       1.05%
-------------------------------------------------------------------------------
SIT European Equity                               .475%
-------------------------------------------------------------------------------
SIT Pacific Basin Equity                           .55%
-------------------------------------------------------------------------------
SIMT Core Fixed Income                            .275%
-------------------------------------------------------------------------------
SIMT High Yield Bond                              .4875%
===============================================================================

                    The Adviser is seeking an exemptive order from the SEC that would permit the Adviser, with the approval of the Underlying Trusts' Boards of Trustees, to retain sub-advisers for Underlying SEI Portfolios of SIMT and SIT without submitting the sub-advisory agreement to a vote of the Underlying SEI Portfolio's shareholders. If granted, the exemptive relief also will permit the non-disclosure of amounts payable by the Adviser under such sub-advisory agreements. Until or unless this exemptive order is granted, if one of the sub-advisers is terminated or departs from an Underlying SEI Portfolio with multiple sub-advisers, the Underlying SEI Portfolio will handle such termination or departure in one of two ways. First, the Underlying SEI Portfolio may propose that a new sub-adviser be appointed to manage that portion of the Underlying SEI Portfolio's assets managed by the departing sub-adviser. In this case, the Underlying SEI Portfolio would be required to submit to the Underlying SEI Portfolio's shareholders the investment sub-advisory contract with the new sub-adviser. In the alternative, the Underlying SEI Portfolio may decide to allocate the departing sub-adviser's assets among the remaining sub-advisers. This allocation would not require a new investment sub-advisory contract, and consequently no shareholder approval would be necessary.

 Strategic Fixed
 Income L.P.     Strategic Fixed Income L.P. ("SFI") acts as the investment adviser to the SIT International Fixed Income Portfolio. SFI is a limited partnership formed in 1991 under the laws of the State of Delaware, to manage multi-currency fixed income portfolios. The general partner of the firm is Kenneth Windheim and the limited partner is Strategic Investment Management
                 ("SIM"). As of __ 1995, SFI managed $__ billion of client assets under management. Together, SFI and SIM managed over $__ billion in client assets as of that date. The principal address of SFI is 1001 Nineteenth Street North, 16th Floor, Arlington,
                 Virginia 22209.

                      SFI is entitled to a fee, which is calculated daily and
                 paid monthly by the Portfolio, at an annual rate of .30% of the average daily net assets of the SIT International Fixed Income Portfolio. SFI has voluntarily agreed to waive all or a portion of its fee in order to limit the total operating expenses of the Portfolio. SFI reserves the right to terminate its voluntary fee waiver at any time in its sole discretion.

 Wellington
 Management
 Corporation     Wellington Management Company ("WMC"), 75 State Street, Boston,
                 Massachusetts 02109, serves as the investment adviser to the SLAT Prime Obligation Portfolio.

                      As of September 30, 1995, WMC had investment management
                 authority with respect to approximately $102.4 billion of assets. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. The WMC's predecessor organizations have provided investment advisory services to investment companies since 1933, and to investment counseling clients since 1960. WMC is a Massachusetts general partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John B. Neff.

                      WMC is entitled to a fee which is calculated daily and
                 paid monthly at an annual rate of .075% of the combined average daily net assets of the various portfolios of SLAT up to $500 million, and .02% of such average daily net assets in excess of $500 million. Such fees are allocated daily among the various portfolios of SLAT on the basis of their relative net assets.

 The Sub-Advisers to the
 -----------------------
 Underlying Portfolios
 ---------------------

 Acadian Asset
 Management,
 Inc. Acadian Asset Management, Inc. ("Acadian") act as an investment sub-adviser to the SIT Core International Equity Portfolio pursuant to a sub-advisory agreement with the Adviser. In accordance with the Portfolio's investment objectives and policies and under the supervision of the Adviser and the Underlying Trust's Board of Trustees, Acadian is responsible for the day-to-day investment management of the portion of the Portfolio assigned to it by the Board of Trustees and, with respect thereto, places orders on behalf of the Portfolio to effect the investment decisions made.

                      Acadian, a wholly-owned subsidiary of United Asset
                 Management Corporation, was founded in 1977, and manages approximately $2 billion in assets invested globally. Acadian's business address is 260 Franklin Street, Boston, Massachusetts 02110.

                      Acadian is entitled to a fee from the Adviser calculated
                 on the basis of a percentage of the market value of the assets assigned to it. That fee, which is paid monthly, is based on an annual percentage rate of .325% of assets managed up to $150 million; .25% of the next $100 million of such assets; .15% of the next $100 million of such assets; and .10% of such assets in excess of $350 million.

 Alliance Capital
 Management L.P. Alliance Capital Management L.P. ("Alliance Capital") serves as investment sub-adviser to a portion of the assets of the SIMT Large Cap Growth Portfolio. Alliance is a registered investment adviser organized as a Delaware limited partnership which originated as Alliance Capital Management Corporation in 1971. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, is the general partner of Alliance. As of September 30, 1995, Alliance managed over $123 billion in assets. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.

                      The Adviser pays Alliance the greater of $125,000  or a
                 fee, which is calculated and paid monthly, based on an annual percentage rate of .25% of the average monthly market value of assets of the SIMT Large Cap Growth Portfolio managed by Alliance. Alliance may waive all or a portion of its fee in order to limit the operating expenses of the Portfolio. Alliance reserves the right, in its sole discretion, to terminate any such voluntary fee waiver at any time.

 Apodaca-Johnston

 Capital
 Management      Apodaca-Johnston Capital Management ("Apodaca") serves as
                 an investment sub-adviser to a portion of the assets of the SIMT Small Cap Growth Portfolio. Apodaca is a California corporation with its principal address at 580 California
                 Street, Suite 2200, San Francisco, California 94014. Apodaca is owned equally by Scott Johnson, Jerry C. Apodaca, Jr., and
                 Jerry C. Apodaca, Sr.  Apodaca's predecessor was founded in
                 1985, and as of September 30, 1995, Apodaca has approximately
                 $_________ million in assets under management. Apodaca's clients include individuals, pension and profit sharing plans, an endowment fund and an investment company portfolio.

                      The Adviser pays Apodaca a fee, which is calculated and
                 paid monthly, based on an annual percentage rate of .50% of the average monthly market value of the assets of the SIMT Small Cap Growth Portfolio managed by Apodaca.

 BEA Associates  BEA Associates ("BEA") serves as investment sub-adviser to the SIMT High Yield Bond Portfolio. BEA is a general partnership organized under the laws of the State of New York and, together with its predecessor firms, has been engaged in the investment advisory business for over 50 years. BEA's principal offices are located at One Citicorp Center, 153 East 53rd Street, New York, New York 10022. Credit Suisse Capital Corporation ("CS Capital") is an 80% partner in BEA and Basic Appraisals, Inc., is a 20% partner in BEA. CS Capital is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is a wholly-owned subsidiary of Credit Suisse, the second largest Swiss bank, which, in turn, is a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic Appraisals, Inc. BEA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

                      BEA is a diversified asset manager, handling global
                 equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1995, BEA managed approximately $28.6 billion in assets.

                      The Adviser pays BEA a fee, which is calculated and paid
                 monthly, based on an annual percentage rate of .3375% of the average monthly market value of the assets of the SIMT High Yield Bond Portfolio managed by BEA.

 BlackRock
 Financial
 Management,
 Inc. BlackRock Financial Management, Inc. ("BlackRock") serves as an investment sub-adviser to a portion of the assets of the SIMT Core Fixed Income Portfolio. BlackRock, a registered investment adviser, is a Delaware corporation with its principal business address at 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock's predecessor was founded in 1988, and as of September 30, 1995, BlackRock had $______ billion in assets under management. BlackRock is wholly-owned by PNC Asset Management Group, Inc., a wholly-owned subsidiary of PNC Bank, N.A. PNC Bank, N.A.'s ultimate parent is PNC Bank Corp., One PNC Plaza, Pittsburgh, Pennsylvania 15265, a bank holding company. BlackRock provides investment advice to investment companies, trust, charitable organizations, pension and profit sharing plans and government entities.

                      The Adviser pays BlackRock a fee, which is calculated and
                 paid monthly, based on an annual percentage rate of .15% of the average monthly market value of the assets of the SIMT Core Fixed Income Portfolio managed by BlackRock.

 Boston Partners
 Asset Management,
 L.P. Boston Partners Asset Management, L.P. ("Boston") serves as investment sub-adviser to a portion of the assets of the SIMT Small Cap Value Portfolio. Boston, a Delaware limited partnership, is a registered investment adviser with its principal business address at One Financial Center, 43rd Floor, Boston, Massachusetts 02111. Boston's general partner, Boston Partners, Inc., One Financial Center, 43rd Floor, Boston, Massachusetts 02111, whose sole shareholder is Desmond J. Heathwood, Chief Investment Office of Boston, owns approximately 20% of Boston's partnership interests. Boston was founded in April 1995, and as of September 30, 1995, it had approximately $____ billion in assets under management. Boston's clients include corporations, endowments, foundations, pension and profit sharing plans and one other investment company.

                      The Adviser pays Boston a fee, which is calculated and
                 paid monthly, based on an annual percentage rate of .50% of the average monthly market value of the assets of the SIMT Small Cap Value Portfolio managed by Boston.

 1838 Investment
 Advisors, L.P.  1838 Investment Advisors, L.P. ("1838") serves as investment sub-adviser to a portion of the assets of the SIMT Small Cap Value Portfolio. 1838 is a Delaware limited partnership located at 100 Matsonford Road, Radnor, Pennsylvania. As of September 30, 1995, 1838 managed $3.5 billion in assets in large and small capitalization equity, fixed income and balanced account portfolios. Clients include corporate employee benefit plans, municipalities, endowments, foundations, jointly trusteed plans, insurance companies and wealthy individuals.

                      The Adviser pays 1838 a fee, which is calculated and paid
                 monthly, based on an annual percentage rate of .50% of the average monthly market value of assets of the SIMT Small Cap Value Portfolio managed by 1838.

 Firstar
 Investment
 Research &
 Management
 Company Firstar Investment Research & Management Company ("FIRMCO") serves as an investment sub-adviser to a portion of the assets of the SIMT Core Fixed Income Portfolio. FIRMCO is a registered investment adviser with its principal business address at 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. FIRMCO was founded in 1986, and as of September 30, 1995, it had approximately $_____ billion in assets under management. FIRMCO is a wholly-owned subsidiary of Firstar Corporation, a bank holding company located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. FIRMCO's clients include pension and profit sharing plans, trusts and estates and one other investment company.

                      The Adviser pays Firstar a fee, which is calculated and
                 paid monthly, based on an annual percentage rate of .10% of the average monthly market value of the assets of the SIMT Core Fixed Income Portfolio managed by Firstar.

 IDS Advisory
 Group Inc.      IDS Advisory Group Inc. ("IDS") serves as investment sub-
                 adviser to a portion of the assets of the SIMT Large Cap Growth
                 Portfolio. IDS is a registered investment adviser and wholly-owned subsidiary of American Express Financial Corporation. As of September 30, 1995, IDS managed over $20.5 billion in assets with $5 billion of this total in large capitalization growth domestic equities. IDS was founded in 1972 to manage tax-exempt assets for institutional clients. The principal business address of IDS is IDS Tower 10, Minneapolis,
                 Minnesota 55440.

                      The Adviser pays IDS the greater of $125,000 or a fee
                 which is calculated and paid monthly, based on an annual percentage rate of .25% of the average monthly market value of assets of the SIMT Large Cap Growth Portfolio managed by IDS.

 LSV Asset
 Management      LSV Asset Management ("LSV") serves as investment sub-adviser to a portion of the assets of the SIMT Large Cap Value
                 Portfolio. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of the Adviser owns a majority interest of LSV. The principal business address of LSV is 181 W. Madison Avenue, Chicago, Illinois
                 60602.

                      The general partners of LSV have developed quantitative
                 value analysis methodology and software which has been used to manage assets over the past 5 years. LSV makes investment decisions based on a quantitative computer model and, based on its ongoing research and statistical analysis, make adjustments to the model. Securities are identified for purchase or sale by the Portfolio based upon the computer model and defined variance tolerances. Purchases and sales are effected by LSV based upon the output from the model.

                      The Adviser pays LSV a fee, which is calculated and paid
                 monthly, based on an annual percentage rate of .20% of the average monthly market value of the assets of the SIMT Large Cap Value Portfolio managed by LSV.

 Mellon Equity
 Associates      Mellon Equity Associates ("Mellon") serves as investment sub-
                 adviser to a portion of the assets of the SIMT Large Cap Value
                 Portfolio. Mellon is a Pennsylvania business trust founded in 1987, whose sole beneficiary is MBC Investments Corporation, a wholly-owned subsidiary of the Mellon Bank Corporation. Mellon is a professional investment counseling firm that provides investment management services to the equity and balanced pension, public fund and profit-sharing investment management markets, and is a registered investment adviser under the 1940
                 Act. Mellon had discretionary management authority with respect to approximately $6.2 billion of assets as of September
                 30, 1995. Mellon's predecessor organization had managed domestic equity tax-exempt institutional accounts since 1947.
                 The business address for Mellon is 500 Grant Street, Suite
                 3700, Pittsburgh, Pennsylvania 15258.

                      The Adviser pays Mellon a fee, which is calculated and
                 paid monthly, based on an annual percentage rate of .20% of the average monthly market value of the assets of the SIMT Large Cap Value Portfolio managed by Mellon.

 Merus Capital
 Management      Merus Capital Management ("Merus") serves as investment sub-
                 adviser to a portion of the assets of the SIMT Large Cap Value
                 Portfolio. Merus is a division of the Bank of California and provides equity and fixed-income management services to a broad array of corporate and municipal clients. As of September 30, 1995, Merus had discretionary management authority with respect to approximately $______ billion of assets. The principal business address of Merus is 475 Sansome Street, San Francisco,
                 California 94111.

                      The Adviser pays Merus a fee, which is calculated and paid monthly, based on an annual percentage rate of .20% of the average monthly market value of the assets of the SIMT Large Cap Value Portfolio managed by Merus.

 Montgomery
 Asset
 Management,
 L.P. Montgomery Asset Management, L.P. ("MAM") acts as the investment sub-adviser to the SIT Emerging Markets Equity Portfolio. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Underlying Trust's Board of Trustees, MAM is responsible for the day-to-day investment management of the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made.

                      MAM is an independent affiliate of Montgomery Securities,
                 a San Francisco based investment banking firm. As of __ 1995, MAM had approximately $__ billion in assets under management. MAM has over four years experience providing investment management services. The principal address of MAM is 600 Montgomery Street, San Francisco, CA 94111.

                      MAM is entitled to a fee from the Adviser calculated on
                 the basis of a percentage of the market value of the assets assigned to it. That fee, which is paid monthly, is based on an annual percentage rate of .90% of the first $50 million and .55% of the assets in excess of $50 million.

 Morgan Grenfell
 Investment
 Services
 Limited Morgan Grenfell Investment Services Limited ("MG") acts as the investment sub-adviser to the SIT European Equity Portfolio. MG, a subsidiary of Morgan Grenfell Asset Management Limited, managed over $__ billion in assets as of __, 1995. Morgan Grenfell Asset Management Limited, a wholly-owned subsidiary of

                 Deutsche Bank, A.G., a German financial services conglomerate, managed over $__ billion in assets as of _______ __, 1995. MG has over 11 years experience in managing international portfolios for North American clients. Morgan Grenfell Asset Management employs more than 15 European investment professionals. MG attempts to exploit perceived inefficiencies present in the European markets with original research and an emphasis on stock selection. The principal address of MG is 20 Finsbury Circus, London, England, EC2M 1NB.

                      MG is entitled to a fee from the Adviser calculated on the basis of a percentage of the market value of assets assigned to it. That fee, which is paid monthly, is based on an annual percentage rate of .325%.

 Nicholas-
 Applegate
 Capital
 Management      Nicholas-Applegate Capital Management ("Nicholas-Applegate")
                 serves as investment sub-adviser to a portion of the assets of the SIMT Small Cap Growth Portfolio. Nicholas-Applegate has operated as an investment adviser which provides investment services to employee benefit plans, endowments, foundations, other institutions and investment companies since April 20, 1987. As of September 30, 1995, Nicholas-Applegate had discretionary management authority with respect to approximately $13 billion of assets. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor,
                 San Diego, California 92101. Nicholas-Applegate, pursuant to a partnership agreement, is controlled by its general partner
                 Nicholas-Applegate Capital Management, Inc., a corporation owned by Arthur E. Nicholas.

                      The Adviser pays Nicholas-Applegate a fee, which is
                 calculated and paid monthly, based on an annual percentage rate of .50% of the average monthly market value of assets of the SIMT Small Cap Growth Portfolio managed by Nicholas-Applegate.

 Pilgrim Baxter
 & Associates,
 Ltd. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") serves as investment sub-adviser to a portion of the assets of the SIMT Small-Cap Growth Portfolio. Pilgrim Baxter & Associates, Ltd. is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. The Adviser currently has discretionary management authority with respect to approximately $6.5 billion in assets. In addition to advising the Portfolio, the Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trust and estates, and other investment companies. The principal business address of the Adviser is 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087.

                      The Adviser pays Pilgrim Baxter a fee, which is calculated and paid monthly, based on an annual percentage rate of .50% of the average monthly market value of assets of the SIMT Small Cap Growth Portfolio managed by Pilgrim Baxter.

 Schroder Capital
 Management
 International
 Limited Schroder Capital Management International Limited ("SC") acts as the investment sub-adviser to the SIT Pacific Basin Equity Portfolio. SC was founded in January 1989 and is a wholly-owned indirect subsidiary of Schroders plc, the holding company parent of an investment banking and investment management group of companies (the "Schroder Group"). The investment management operations of the Schroder Group are located in

                 17 countries worldwide, including seven in Asia. As of ___________, 1995, the Schroder Group had over $__ billion in assets under management. As of that date, SC had over $__ billion in assets under management.

                      The Schroder Group has research resources throughout the
                 Asian region, consisting of offices in Tokyo, Hong Kong, Singapore, Kuala Lumpur, Seoul, Taipei and Jakarta, staffed by 38 investment professionals. SC's investment process emphasizes individual stock selection and company research conducted by professionals at each local office which is integrated into SC's global research network by the manager of research in London. The principal address of SC is 33 Gutter Lane, London EC2V 8AS, England.

                      SC is entitled to a fee from the Adviser calculated on the basis of a percentage of the market value of assets assigned to it. That fee, which is paid monthly, is based on an annual percentage rate of .40% of the first $100 million in assets, .30% of the next $50 million in assets, and .20% of assets in excess of $150 million.

 Wall Street
 Associates      Wall Street Associates ("WSA") serves as investment sub-adviser to a portion of the assets of the SIMT Small Cap Growth
                 Portfolio. WSA is organized as a corporation with its principal business address at 1200 Prospect Street, Suite 100,
                 La Jolla, California 92037. WSA was founded in 1987, and as of September 30, 1995, had approximately $____ million in assets under management. WSA is owned equally by William Jeffrey III, Kenneth F. McCain, and Richard S. Coons. WSA provides investment advisory services for institutional clients, an investment partnership for which it serves as general partner, a group trust, for which it serves as sole investment manager, and an offshore fund for foreign investors for which it serves as the sole investment manager.

                      WSA is entitled to a fee from the Adviser, which is
                 calculated on the basis of a percentage of the market value of the assets assigned to it. That fee, which is paid monthly, is based on an annual percentage rate of .50% of the Portfolio's average net assets.

 Western Asset
 Management
 Company Western Asset Management Company ("Western") serves as an investment sub-adviser to a portion of the assets of the SIMT Core Fixed Income Portfolio. Western is located at 117 East Colorado Boulevard, Pasadena, California 91105, and is a wholly owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971, and specializes in the management of fixed income portfolios. As of September 30, 1995, Western Managed approximately $12 billion in client assets, including $2 billion of investment company assets.

                      The Adviser pays Western a fee, which is calculated and
                 paid monthly, based on an annual percentage rate of .125% of the average monthly market value of assets of the SIMT Core Fixed Income Portfolio managed by Western.

 Distribution
 of Fund Shares_________________________________________________________________

                 SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act.

                      The Class D Plan provides for payments to the Distributor
                 for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at the annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

                      The distribution-related payment may be used by the
                 Distributor to provide initial and ongoing sales compensation to its investment executives and to other broker-dealers and financial intermediaries in respect of sales of Class D Shares, to compensate third parties for the provision of recordkeeping and other distribution-related services relating to Class D

                 Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class D Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of the Distributor related to the distribution of Class D Shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of the Fund Shares.

                      The service fee payable to the Distributor may be used by
                 the Distributor to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Class D Shares of the applicable Funds. Such shareholder services may include: telephone service to shareholders, including acceptance of telephone inquiries and transaction requests; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts, and acceptance of payment for trades by check, Federal Reserve wire or Automatic Clearing House payment. In addition, Distributor shall perform or supervise the performance by others of other shareholder services in connection with the operations of the applicable Funds, as agreed from time to time.

                      Payments under the Class D Plan are not tied exclusively
                 to the expenses for distribution or shareholder servicing activities actually incurred by the Distributor or third parties, so that such payments may exceed expenses actually incurred by the Distributor. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class D Plan.

                      Periodically, the Distributor may waive a portion of the
                 fees payable to it under the Class D Plan in order to keep within certain sales charge limits imposed by the Rules of the NASD. Specifically, any Fund distribution/shareholder servicing fees will be reduced in an amount equal to the Fund's pro rata
                                                                       --- ----
                 portion of any distribution/shareholder servicing fees charged to any Underlying Portfolio in which the Fund invests.

                      It is possible that an institution may offer different
                 categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.

                      The Distributor may, from time to time in its sole
                 discretion, institute one or more promotional incentive programs, which will be paid for by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all shares of the Funds and also will be offered uniformly to all dealers, predicated upon the amount of shares of the Funds sold by such dealer.

 Performance____________________________________________________________________

                 From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

                      The total return of a Fund refers to the average
                 compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount or on an aggregate basis or an actual basis, without inclusion of any front-end or contingent sales charges, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.

                      A Fund may periodically compare its performance to that
                 of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                      The Fund may quote various measures of volatility and
                 benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                      For each Portfolio, the performance of Class A Shares will normally be higher than the performance of the Class D shares of that Portfolio because of the additional distribution, shareholder servicing and transfer agent expenses charged to Class D Shares.

 Taxes__________________________________________________________________________

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Taxes
You must pay taxes on your Fund's earnings, whether you take your payments in cash or additional shares.
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                 The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local tax treatment of the Funds or their shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, and local taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

 Tax Status
 of the Funds    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds.
                 Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Code, so as to be relieved of federal income tax on net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital losses) distributed to shareholders.

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Distributions: A Fund distributes income dividends and capital gains. Income dividends represent the earnings from the Fund's investments; capital gains distributions occur when the Fund's investments are sold for more than their original purchase price.
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 Tax Status of
 Distributions   Each Fund will distribute substantially all of its net
                 investment income (including net short-term capital gains) and net capital gain to shareholders. Dividends from a Fund's net investment income will be taxable to its shareholders as ordinary income, whether received in cash or in additional shares, to the extent of the Fund's earnings and profits.
                 Dividends from a Fund's net investment income will qualify for the dividends received deduction for corporate shareholders to the extent such dividends are derived from dividends paid by Underlying Portfolios that qualify for such deduction.
                 Distributions of net capital gains are taxable to shareholders as long-term capital gains regardless of how long the shareholders have held shares or whether the distributions are received in cash or in additional shares. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs. Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by the shareholders on December
                 31 of that year if paid by the Fund at any time during the following January.

                      Investment income received by the Funds from sources
                 within foreign countries may be subject to foreign income taxes withheld at the source. The Funds will not be able to treat shareholders as having paid their proportionate share of such taxes for foreign tax credit purposes.

                      Each sale, exchange, or redemption of a Fund's shares is a taxable transaction to the shareholder.

 Your Account
 and Doing Business
 with Us________________________________________________________________________

                 Class A Shares of the Funds are sold on a continuous basis and may be purchased directly from the Trust's Distributor, SEI Financial Services Company. Class D Shares may be purchased through the Distribution or through financial institutions, broker-dealers, or other organizations which have established a dealer agreement or other arrangement with SEI Financial Services Company ("Intermediaries").

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Buy, Exchange and Sell Requests are in "Good Order" when:

 .     The account number and portfolio name are shown
 .     The amount of the transaction is specified in dollars or shares
 .     Signatures of all owners appear exactly as they are registered on the account
 .     Any required signature guarantees (if applicable) are included
 .     Other supporting legal documents (as necessary) are present
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 Business Days   You may buy, sell or exchange shares on days on which the New
                 York Stock Exchange is open for business (a "Business Day").
                 Shares of the Funds are offered only to residents of states in which the shares are eligible for purchase. All purchase, exchange and redemption requests received in "good order" will be effective as of the Business

                 Day received by the Transfer Agent as long as the Transfer Agent receives the order and, in the case of a purchase request, payment before 4:00 p.m. Eastern time. Otherwise the purchase will be effective when payment is received. Intermediaries may have separate arrangements with respect to Class D Shares of the Funds.

Net Asset Value  An order to buy shares will be executed at a per share price equal to the net asset value next determined after the receipt of the purchase order by the Transfer Agent. No certificates representing shares will be issued. An order to sell shares will be executed at the net asset value per share next determined after receipt and effectiveness of a request for redemption in good order. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m. Eastern time) on any Business Day. Payment to shareholders for shares redeemed will be made within 7 days after receipt by the Transfer Agent of the redemption order.

How the
Net Asset Value
is Determined    The net asset value per share of each Class of Shares of a Fund is determined by dividing the total market value of such class investments and other assets, less any liabilities, by the total number of outstanding shares of that class of that Fund.
                 The assets of each Fund consist primarily of the Underlying
                 Portfolios, which are valued at their respective net asset values. The Underlying Portfolios value their portfolio securities at the last quoted sales price for such securities, or, if there is no such reported sales price on the valuation date, at the most recent quoted bid price. An Underlying
                 Portfolio may also use a pricing service to obtain the last sale price of each equity or fixed income security held in its portfolio. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m. Eastern time) on each Business Day. Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. Although the methodology and procedures for determining net asset value per share are identical for both Classes of a Fund, the net asset value per share of one
                 Class may differ from that of another Class because of the different distribution and shareholder servicing fees charged to each Class.

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What is a Signature Guarantee?

A signature guarantee verifies the authenticity of your signature and may be obtained from any of the following: banks, brokers, dealers, certain credit unions, securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.
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Signature
Guarantees       The Transfer Agent may require that the signatures on the
                 written request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, certain credit unions, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $5,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at the shareholder(s) address of record. The Trust and the Transfer
                 Agent reserve the right to amend these requirements without notice.

Telephone/Wire
Instructions     Redemption orders may be placed by telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                 If market conditions are extraordinarily active, or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means.

Purchase and
Redemption of
Class A Shares__________________________________________________________________

                 Financial institutions may acquire Class A Shares of the Funds for their own account or as record owner on behalf of fiduciary agency or custody accounts by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require Intermediaries purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Financial institutions which purchase shares for the accounts of their customers may impose separate changes on these customers for account services.

Redemption of
Class A Shares   Class A Shares may be redeemed through the Transfer Agent
                 prior to 4:00 p.m. Eastern time on any Business Day.



How to Buy,
Sell and Exchange
Class D Shares Through
Intermediaries__________________________________________________________________

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What is an Intermediary?: Any entity, such as a bank, broker-dealer, other financial institution, association or organization which has entered into an arrangement with the Distributor to sell Class D Shares to its customers.
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                 Class D shares of the Funds may be purchased through Intermediaries which provide various levels of shareholder services to their customers. Contact your Intermediary for information about the services available to you and for specific instructions on how to buy, sell and exchange shares. To allow for processing and transmittal of orders to the Distributor on the same day, Intermediaries may impose earlier cut-off times for receipt of purchase orders. Certain Intermediaries may charge customer account fees. Information concerning shareholder services and any charges will be provided to the customer by the Intermediary. Certain of these Intermediaries may be required to register as broker-dealers under state law.

                      The shares you purchase through an Intermediary may be
                 held "of record" by that Intermediary. If you want to transfer the registration of shares beneficially owned by you, but held "of record" by an Intermediary, you should call the Intermediary to request this change.

How to Buy Class D Shares
from the Distributor____________________________________________________________

Opening an
Account
By Check         Account Application forms can be obtained by calling 1-800-342-
                 5734.

                 You may buy Class D Shares by mailing a completed application and a check (or other negotiable bank instrument or money order) payable to "Class D Shares (Fund Name)." If you send a check that does not clear, the purchase will be canceled and you could be liable for any losses or fees incurred.

By Fed Wire      To buy shares by Fed Wire call toll-free at 1-800-342-5734.

Automatic
Investment Plan
("AIP") You may systematically buy Class D Shares through deductions from your checking or savings accounts, provided these accounts are maintained through banks which are part of the Automated Clearing House ("ACH") system. You may purchase shares on a fixed schedule (semi-monthly or monthly) with amounts as low as $25, or as high as $100,000. Upon notice, the amount you commit to the AIP may be changed or canceled at any time. The AIP is subject to account minimum initial purchase amounts and minimum maintained balance requirements.

Minimum
Investments      The minimum initial investment in a Fund's Class D shares is
                 $1,000, however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $100 ($25 for payroll deductions authorized pursuant to pre-approved payroll deduction plans). The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its shareholders to accept such order. In addition, because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse purchase orders from any shareholder account if the accountholder has been advised that previous purchase and redemption transactions were considered excessive in number or amount. Accounts under common control or ownership, including those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

Maintaining a
Minimum Account
Balance Due to the relatively high cost of handling small investments, a Fund reserves the right to redeem, at net asset value, the Class D Shares of any shareholder if, because of redemptions of shares by or on behalf of the shareholder, the account of such shareholder in a Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before a Fund exercises its right to redeem such shares and to send the proceeds to the shareholder, the shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in a Fund in an amount that will increase the value of the account to at least $1,000. See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

                      At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, redemption proceeds will be forwarded upon collection of payment for the shares; collection of payment may take 10 or more days. Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

Exchanging
Class D Shares__________________________________________________________________

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How Does an Exchange Take Place? When making an exchange, you authorize the sale of your shares of one or more Funds in order to purchase the shares of another Fund. In other words, you are executing a sell order and then a buy order. This sale of your shares is a taxable event which could result in a taxable gain or loss.
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When Can
You Exchange
Shares? Once good payment for your shares has been received and accepted (i.e., an account has been established), you may
                           ----
                 exchange some or all of your shares for Class D Shares of other Funds. Exchanges are made at net asset value.

                      The Trust reserves the right to change the terms and
                 conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.

Requesting an
Exchange
of Shares        To request an exchange, you must provide proper instructions in writing to the Transfer Agent. Telephone exchanges will also be accepted if you previously elected this option on your account application.

                      In the case of shares held "of record" by an Intermediary
                 but beneficially owned by you, you should contact the Intermediary who will contact the Transfer Agent and effect the exchange on your behalf.

                      If an exchange request is for Class D Shares of a Fund
                 whose net asset value is calculated as of a time earlier than 4:00 p.m. Eastern time, the exchange request will not be effective until the next Business Day. Anyone who wishes to make an exchange must have received a current prospectus of the Fund into which the exchange is being made before the exchange will be effected.

How to Sell
Class D Shares
Through the
Distributor_____________________________________________________________________

                 To sell your Class D Shares, a written request for redemption in good order must be received by the Transfer Agent. Valid written redemption requests will be effective on receipt. All shareholders of record must sign the redemption request.

By Mail For information about the proper form of redemption requests, call 1-800-342-5734. You may also have the proceeds mailed to an address of record designated on the Account Application or specified by written instruction to the Transfer Agent.

By Telephone     You may sell your shares by telephone if you previously elected that option on the Account Application. You may have the proceeds mailed to the address of record, wired or sent by ACH to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid telephone request for redemption. Wire redemption requests may be made by calling 1-800-342-5734, who will subtract a wire redemption charge (presently $10.00) from the amount of the redemption.

Systematic
Withdrawal
Plan ("SWP")     You may establish a systematic withdrawal plan for a Class D account with a $10,000 minimum balance. Under the plan, redemptions can be automatically processed from accounts
                 (monthly, quarterly, semi-annually or annually) by check or by ACH wire with a minimum redemption amount of $50. Please note that if withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending upon the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. To participate in the SWP, you must have your dividends automatically reinvested.
                 You may change or cancel the SWP at any time, upon written notice to SFM.

How To
Close Your Account______________________________________________________________

                 An account may be closed by providing written notice to the Transfer Agent. You may also close your account by telephone if you have previously elected telephone options on your account application.


General Information_____________________________________________________________


The Trust        The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated November 20,  1995.
                 The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio.
                 Shareholders may purchase shares in each Fund through two separate classes of shares: Class A Shares and Class D Shares, which provide for variations in distribution, shareholder servicing and transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

                      The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of
the Trust        The management and affairs of the Trust are supervised by the
                 Trustees under the laws of the Commonwealth of Massachusetts.
                 The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights    Each share held entitles the shareholder of record to one vote.
                 Each portfolio of the Trust will vote separately on matters relating solely to that portfolio. Each class will vote separately on matters pertaining to its distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                      Each Fund will vote its Underlying Portfolio shares in
                 proportion to the votes of all other shareholders of each respective Underlying Portfolio.

Reporting        The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.

Shareholder
Inquiries        Class A shareholder inquiries should be directed to SEI
                 Financial Management Corporation, 680 East Swedesford Road,
                 Wayne, Pennsylvania 19087-1658. Class D shareholder inquiries should be directed to DST Systems, Inc., P.O. Box 419240,
                 Kansas City, Missouri 64141-6240.

Dividends        Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually.

                      Shareholders automatically receive all income dividends
                 and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Adviser at least 15 days prior to the distribution.

                      Dividends and capital gains of each Fund  are paid on a
                 per-share basis. The value of each share will be reduced by the amount of any such payment. If shares are purchased shortly before the record date for dividend or capital gains distributions, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

                      The dividends on Class D Shares will normally be lower
                 than on Class A Shares of a Fund because of the additional distribution, shareholder servicing and transfer agent expenses charged to Class D Shares.

Counsel and
Independent
Accountants      Morgan, Lewis & Bockius LLP serves as counsel to the Trust.
                 Price Waterhouse LLP serves as the independent public accountants of the Trust.

Custodian
and Wire Agent   SFM, which serves as transfer agent for the Underlying
                 Portfolios, also maintains custody of mutual fund assets of each Fund. CoreStates Bank, N.A., Broad and Chestnut Streets,
                 P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as
                 Custodian for the non-mutual fund assets of each Fund (the
                 "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act, and acts as wire agent of the Trust's assets.

Description
of Permitted
Investments
and Risk Factors
of the Underlying
Portfolios______________________________________________________________________

The following is a description of the permitted investment practices for the Underlying Portfolios, and the associated risk factors:


American Depositary
Receipts ("ADRs"),
Continental Depositary
Receipts ("CDRs"),
European Depositary
Receipts ("EDRs")
and Global
Depositary Receipts
("GDRs") ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence similar ownership. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bank Notes  Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Bankers'
Acceptances Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates
of Deposit  Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial
Paper Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary, generally from a few to 270 days.

Convertible
Securities  Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand
Instruments Demand instruments are instruments which may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. They may include variable amount master demand notes.

Equity
Securities  Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and rights to subscribe to common stock and in general, any security that is convertible into or exchangeable for common stock. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

Fixed Income
Securities  Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Portfolio's net asset value.

                 The SIT International Fixed Income Portfolio may invest in securities rated in the fourth highest category by an NRSRO; such securities, while still investment grade, are considered to have speculative characteristics. The SIT Emerging Markets Equity Portfolio may invest up to 5% of its net assets in securities rated lower than investment grade. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the SIT Emerging Market Equity Portfolio's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Forward
Foreign
Currency
Contracts   A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Portfolio may also enter into a contract to sell, for a fixed amount of U.S.
            dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

                 At the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize a gain or loss from currency transactions.

Futures
Contracts
and Options
on Futures
Contracts   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A
            Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Portfolio will only sell covered futures contracts and options on futures contracts.

                 Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

                 Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into futures contracts. Instead, a Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

                 There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

                 A Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Portfolio's net assets. A Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Portfolio's return.

                 In order to avoid leveraging and related risks, when a
            Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Illiquid
Securities  Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, when there is no secondary market for such security and repurchase agreements with durations over seven days in length. In addition, the SIT Emerging Markets Equity Portfolio believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Portfolio's capital appreciation potential. Investments in special situations may be illiquid, as determined by the Portfolio's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Portfolio's investment in them will be consistent with its 10% restriction on investment in illiquid securities.

Mortgage-
Backed
Securities  Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.
            Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

                 Government Pass-Through Securities.  These are securities that
                 ----------------------------------
            are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

                 Private Pass-Through Securities.  These are mortgage-backed
                 -------------------------------
            securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

                 Collateralized Mortgage Obligations ("CMOs").  CMOs are debt
                 --------------------------------------------
            obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

                 REMICs.  A REMIC is a CMO that qualifies for special tax
                 ------
            treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

                Parallel Pay Securities; PAC Bonds.  Parallel pay CMOs and
                ----------------------------------
            REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

                 REITs.  REITs are trusts that invest primarily in commercial
                 -----
            real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

                 Stripped Mortgage-Backed Securities ("SMBs").  SMBs are usually
                 --------------------------------------------
            structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

                 Risk Factors. Due to the possibility of prepayments of the
                 ------------
            underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

Obligations of
Supranational
Entities Supranational entities are entities established through the joint participation of several governments and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Portfolio may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

                 A Portfolio may purchase put and call options to protect
            against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Portfolio may seek to purchase in the future. A Portfolio purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Portfolio, loss of the premium paid may be offset by an increase in the value of the Portfolio's securities or by a decrease in the cost of acquisition of securities by the Portfolio.

                 A Portfolio may write covered call options as a means of
            increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realized as profit the premium received for such option. When a call option of which a Portfolio is the writer is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Portfolio is the writer is exercised, the Portfolio will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

                 A Portfolio may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

                 A Portfolio may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Portfolio, the Portfolio will establish a segregated account with its custodian bank consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

                 A Portfolio may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of a Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

                 The Portfolio may engage in writing covered call options. Under a call option, the purchaser has the right to purchase and the writer (the Portfolio) the obligation to sell the underlying security at the exercise price during the option period. Options purchased by the Portfolio will be listed on a national securities exchange. In order to close out an option position, the Portfolio may enter into a "closing purchase transaction," which involves the purchase of an option on the same security at the same exercise price and expiration date. If the Portfolio is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Portfolio delivers the security upon exercise. Permissible options include options on stock indices.

                 All options written on indices must be covered. When a
            Portfolio writes an option on an index, it will establish a segregated account containing cash or liquid, high grade debt securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

                 Risk Factors: Risks associated with options transactions
                 -------------
            include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Privatiza-
tions Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Portfolio may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

Repurchase
Agreements  Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The advisers will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered loans under the 1940 Act.

Securities
of Foreign
Issuers There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollars, and a Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Portfolio. Furthermore, emerging market countries may have less stable political environments than more developed countries. Also it may be more difficult to obtain a judgment in a court outside the United States.

Short
Sales A Portfolio may sell securities short against the box. A short sale is "against the box" if at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Swaps,
Caps,
Floors and
Collars Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

                 In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

                 Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Portfolio may have under these types of arrangements will be covered by setting aside liquid high grade securities in a segregated account. A Portfolio will enter into swaps only with counterparties believed to be creditworthy.

Time
Deposits Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S.
Government
Agency
Obligations Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage
                                  ----
            Association), and others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while
                                      ----
            still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of
             ----
            principal by agencies or instrumentalities of the United Sates Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S.
Treasury
Obligations U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

Variable
and
Floating
Rate
Instruments Certain obligations may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

When-Issued
and Delayed
Delivery
Securities  When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with its Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if the adviser deems it appropriate to do so.

 Additional information on other permitted investments can be found in the Trust's Statement of Additional Information and in the Underlying Portfolios' Prospectuses and Statements of Additional Information.

                                    APPENDIX

                     DESCRIPTION OF CORPORATE BOND RATINGS

                           MOODY'S RATING DEFINITIONS

 LONG TERM BOND RATINGS

 Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

 A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

 Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

 B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

 Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

 Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

 C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

 Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

 Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

 When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

 Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

 Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

 Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                      STANDARD & POOR'S RATING DEFINITIONS

      A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

      The ratings are based, in varying degrees, on the following considerations:

      (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      (2)  The obligation's nature and provisions.

      (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

      Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

 LONG-TERM RATINGS DEFINITIONS

 Investment Grade
 ----------------

 AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

 AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

 A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

 BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 Speculative Grade
 -----------------

      Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

 BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

 B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

 CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

 CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

 C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

 CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

 D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

      Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

 c The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

 p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

 L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

      *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

 N.R. Not rated.

 Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

 Investment and speculative grades

      The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt rated 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

      Ratings continue as a factor in may regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission
 (SEC) requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

 Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

 Moody's description of its three highest short-term debt ratings:

      Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                     -Leading market positions in well-established industries.

                     -High rates of return on funds employed.

                     -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                     -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                     -Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

 S&P's description of its three highest short-term debt ratings:

      A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

      A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

      A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

SEI ASSET ALLOCATION TRUST

          Manager and Shareholder Servicing Agent:
               SEI Financial Management Corporation

          Distributor:
               SEI Financial Services Company

          Investment Adviser
               SEI Financial Management Corporation

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Prospectus dated _______________, 1996. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Financial Services Company, at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust................................................................   S-2
Description of Permitted Investments of the
 Underlying Portfolios...................................................   S-2
Investment Limitations of the Funds......................................   S-10
Investment Limitations of the Underlying
 Portfolios..............................................................   S-12
The Manager and Shareholder Servicing Agent..............................   S-17
The Investment Adviser to the Funds......................................   S-18
The Advisers and Sub-Advisers
 To the Underlying Portfolios............................................   S-18
Distribution.............................................................   S-19
Trustees and Officers of the Trust.......................................   S-20
Performance..............................................................   S-21
Purchase and Redemption of Shares........................................   S-22
Shareholder Services.....................................................   S-22
Taxes....................................................................   S-23
Portfolio Transactions...................................................   S-25
Description of Shares....................................................   S-26
Limitation of Trustees' Liability........................................   S-26
Voting...................................................................   S-26
Shareholder Liability....................................................   S-26

__________, 1996

THE TRUST

SEI Asset Allocation (the "Trust") is an open-end management investment company that currently consists of the following five separate investment portfolios (each a "Fund" and, together, the "Funds"): Diversified Conservative Fund, Diversified Conservative Growth Fund, Diversified Moderate Growth Fund, Diversified Growth Fund, and Diversified U.S. Stock Fund. The Funds invest in shares of certain portfolios (the "Underlying Portfolios") of SEI Liquid Asset Trust ("SLAT"), SEI Institutional Managed Trust ("SIMT") and SEI International Trust ("SIT"), each of which is managed by SEI Financial Management Corporation ("SFM"), the Trust's investment adviser and manager. (Together, SLAT, SIMT and SIT are "Underlying Trusts.") The Funds may invest in the following Underlying
Portfolios: SIMT Large Cap Growth Portfolio, SIMT Large Cap Value Portfolio, SIMT Small Cap Growth Portfolio, SIMT Small Cap Value Portfolio, SIT Core International Equity Portfolio, SIT Emerging Markets Equity Portfolio, SIT European Equity Portfolio, SIT Pacific Basin Equity Portfolio, SIMT Core Fixed Income Portfolio, SIMT High Yield Bond Portfolio, SIT International Fixed Income Portfolio and SLAT Prime Obligation Portfolio.

The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated ____________, 1995. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A shares and Class D shares pertaining to sales charges, distribution, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that Fund with each other share of that Portfolio.

This Statement of Additional Information relates to the following Funds:
Diversified Conservative Fund, Diversified Conservative Growth Fund, Diversified Moderate Growth Fund, Diversified Growth Fund and Diversified U.S. Stock Fund.

Shareholders may purchase shares in the Funds through two separate classes, Class A and Class D, which provide for variations in distribution costs, transfer agent fees, voting rights and dividends.

DESCRIPTION OF PERMITTED INVESTMENTS OF THE UNDERLYING PORTFOLIOS

ASSET-BACKED SECURITIES   Asset-backed securities are securities backed by
automobile or credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

AMERICAN DEPOSITORY RECEIPTS ("ADRs")   ADRs are securities that evidence
ownership interests in a security or a pool of securities issued by a foreign issuer. Certain of the Underlying Portfolios may invest in ADRs traded on registered exchanges or NASDAQ, while certain others may also invest in ADRs not traded on an established exchange. While the Underlying Portfolios expect to invest primarily in sponsored ADRs, a joint arrangement between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

BANKERS' ACCEPTANCES   Bankers' acceptances are bills of exchange or time drafts
drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT Certificates of deposit are negotiable interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.

COMMERCIAL PAPER   Commercial paper is unsecured short-term promissory notes
issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

CONVERTIBLE SECURITIES   Convertible securities, such as rights, bonds, notes
and preferred stocks, which are convertible into or exchange for common stocks, have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, an Underlying Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

CORPORATE ZERO COUPON SECURITIES   Corporate zero coupon securities are:  (i)
notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity,usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities).
                                ----
Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

FOREIGN SECURITIES   Foreign securities are securities issued by non-U.S.
issuers. Certain of the Underlying Portfolios may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper, and Europaper. These instruments may subject the Underlying Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to different accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FORWARD FOREIGN CURRENCY CONTRACTS   Forward Foreign Currency Contracts are
contracts which involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow an Underlying Portfolio to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security in a foreign currency, an Underlying Portfolio may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when the Underlying Portfolio's adviser or sub-adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, an Underlying Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. An Underlying Portfolio will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. The Underlying Portfolios may enter into forward foreign currency contracts.

ILLIQUID SECURITIES   Illiquid Securities are securities that cannot be disposed of in 7 days or less at approximately their carrying value (which is the value given the security by the Underlying Portfolio on its books).

LOWER RATED SECURITIES   Lower-rated securities are lower-rated bonds commonly
referred to as "junk bonds" or high yield/high risk securities. These securities are rated "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") or "BBB" or lower by Standard & Poor's Corporation ("S&P"). The SIMT High Yield Bond Portfolio may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. In addition, the Portfolio may invest in unrated securities of comparable quality subject to the restrictions stated in the Portfolio's Prospectus.

          Certain Risk Factors Relating to High-Yield, High-Risk Securities. The descriptions below are intended to supplement the discussion in the Portfolio's Prospectus under "Risk Factors Relating to Investing in Lower Rated Securities."

          Growth of High Yield Bond, High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

          Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Portfolio's net asset value.

          Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

          Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

          Legislation. Federal laws require the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limit the deductibility of interest by certain corporate issuers of high yield bonds. These laws could adversely affect the Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

          Taxes. The Portfolio may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount.
Original issue discount that accrues in a taxable year is treated as earned by a Portfolio and therefore is subject to the distribution requirements of the code even though the Portfolio has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MORTGAGE-BACKED SECURITIES   Mortgage-backed securities are securities which
represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Certain Underlying Portfolios may, consistent with their respective investment objectives and policies, invest in mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The SIMT Core Fixed Income Portfolio will only purchase mortgage-backed securities issued or guaranteed by either the U.S. Government, or its agencies or instrumentalities. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If an Underlying Portfolio purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's investment return to an Underlying Portfolio. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return an Underlying Portfolio will receive when these amounts are reinvested.

An Underlying Portfolio may also invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's or S&P. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the SIMT Core Fixed Income Portfolio will utilize the expected average life of the security, as estimated in good faith by the Portfolio's adviser and sub-advisers, and will not invest in mortgage-backed securities with an expected average maturity of over seven years.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders.
Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

OPTIONS   Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period.

The Underlying Portfolios may trade put and call options on stocks and stock indices to a limited extent, as the Adviser or Sub-Adviser determines is appropriate in seeking an Underlying Portfolio's investment objective, and except as restricted by each Underlying Portfolio's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, the Underlying Portfolio may enter into a "closing transaction," which is a sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A put option gives the purchaser (the Underlying Portfolio) the right to sell, and imposes on the writer the obligation to buy, the underlying security at the exercise price during the option period. The advantage to the Underlying Portfolio of buying the protective put is that if the price of the stock falls during the option period, the Underlying Portfolio may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Underlying Portfolio will have paid a premium for the put, which will expire unexercised.

A call option gives the purchaser (the Underlying Portfolio) the right to buy, and imposes on the writer the obligation to sell, the underlying security at the exercise price during the option period. An Underlying Portfolio may buy fiduciary calls on stocks that it is trying to buy. The advantage to the Underlying Portfolio of buying the fiduciary call is that if the price of the stock rises during the option period, the Underlying Portfolio may exercise the call and buy the stock for the lower exercise price. If the security falls in value, however, the Underlying Portfolio will have paid a premium for the call which will expire worthless, but the Underlying Portfolio will be able to buy the stock at a lower price.

As discussed above, a call gives the purchaser the right to buy and imposes on the writer (the Underlying Portfolio) the obligation to sell, the underlying security at the exercise price during the option period. The advantage to the Underlying Portfolio of writing covered call options is that the Underlying Portfolio receives a premium, which is additional income. However, if the security rises in value, the Underlying Portfolio may not fully participate in the market appreciation. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. The Underlying Portfolio's obligation as the writer of a covered call is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. As noted above, a closing purchase transaction is one in which the Underlying Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Although the Underlying Portfolios will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be imperfect correlation between the movement in prices of securities held by the Underlying Portfolio;
(iii) there may not be a liquid secondary market for options; and (iv) while the Underlying Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS   Pay-in-kind securities are securities which pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. The SIMT High Yield Bond Portfolio may purchase in pay-in-kind bonds.

RECEIPTS   Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

REPURCHASE AGREEMENTS   Repurchase agreements are agreements under which
securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. An Underlying Portfolio involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Underlying Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. An Underlying Portfolio enters into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Portfolio to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by an Underlying Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The advisers and sub-advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by an Underlying Portfolio, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, an Underlying Portfolio could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, an Underlying Portfolio may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Underlying Portfolio is treated as an unsecured creditor.

RESTRICTED SECURITIES   Restricted securities are securities that may not be
sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors (including investment companies) who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

SECURITIES LENDING   Securities lending is an investment technique which enables an Underlying Portfolio to generate additional income by lending its securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities, as collateral equal to at least the market value at all times of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding loaned securities for an Underlying Portfolio exceeds 20% of the value of that Portfolio's total assets taken at fair market value. An Underlying Portfolio will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, an Underlying Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser or sub-adviser to be of good standing and when, in the judgment of the adviser or sub-adviser, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each of the Underlying Portfolios may use the Distributor as a broker in these transactions.

TIME DEPOSITS   Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; no Underlying Portfolio will invest more than 15% of its net assets in such time deposits and other illiquid securities.

U.S. TREASURY OBLIGATIONS   U.S. Treasury obligations are bills, notes and bonds
issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Underlying Portfolio may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

U.S. GOVERNMENT AGENCY OBLIGATIONS   U.S. government agency obligations are
securities issued or guaranteed by agencies of the United States Government that issue obligations, including, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Each Portfolio may purchase securities issued or guaranteed by GNMA, which represent participations in Veterans Administration-and Federal Housing Administration-backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, FHLMC, Federal Land Banks, FNMA and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA Securities),
                                                     ----
others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the instrumentality (e.g., FNMA
                                                                      ----
Securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE OR FLOATING RATE INSTRUMENTS   Variable or floating rate instruments
are instruments which may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Underlying Portfolio's advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Underlying Portfolio. Each Underlying Portfolio's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

WHEN-ISSUED SECURITIES   When-issued securities are securities for which
delivery and payment normally take place within 45 days after the date of commitment to purchase. The SIMT Core Fixed Income and SIMT High Yield Bond Portfolios may purchase when-issued securities that involve the purchase of debt obligations on a when-issued basis. An Underlying Portfolio will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. An Underlying Portfolio will establish a segregated account with the Custodian and maintain liquid assets in an amount at least equal in value to that Underlying Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Underlying Portfolio involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON SECURITIES   Zero coupon securities are fixed income securities that
have been stripped of their unmatured interest coupons. Zero coupon securities, including STRIPS and Receipts (TRs, TIGRs and CATS) are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See also "Taxes."

INVESTMENT LIMITATIONS OF THE FUNDS

Fundamental Policies

Each Fund may not:

1. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties.

2. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.

3. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Funds and may not be changed without the approval of a majority of a Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if not more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Non-Fundamental Policies

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets, or consolidations; or (iii) as permitted by the Trust's SEC Order; or (iv) as otherwise permitted by the 1940 Act.

5. Purchase or retain securities (other than obligations issued or guaranteed by the U.S. Government or any foreign government, their agencies or instrumentalities or shares of the Underlying Portfolios) of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of the 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

6. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

7. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

8. Purchase securities which must be registered under the 1933 Act, as amended, before they may be sold to the public, if, in the aggregate, more than 15% of its net assets would be invested in such restricted securities.

A Fund's purchase of investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) applies at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

Additional Restrictions

The following are non-fundamental investment limitations that are currently required by one or more states in which the Trust sells shares of the Funds. These limitations are in addition to, and in some cases more restrictive than, the fundamental and non-fundamental investment limitations listed above. A limitation may be changed or eliminated without shareholder approval if the relevant state changes or eliminates its policy regarding such investment restriction. As long as a Fund's shares are registered for sale in such states, it may not:

1. Invest more than 5% of its net assets in warrants; provided that, of this 5%, no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest more than 15% of its net assets in illiquid securities, including securities which are not readily marketable.

3.   Invest more than 15% of its net assets in restricted securities.


INVESTMENT LIMITATIONS OF THE UNDERLYING PORTFOLIOS

Fundamental Policies

The following investment limitations are fundamental policies of each Underlying Portfolio which cannot be changed with respect to an Underlying Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of an Underlying Portfolio's shares present at a meeting, if not more than 50% of the outstanding shares of an Underlying Portfolio are present or represented by proxy, or (ii) more than 50% of an Underlying Portfolio's outstanding shares, whichever is less.

The SIMT Core Fixed Income, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Small Cap Growth, SIMT Small Cap Value, SIT Core International Equity, SIT European Equity, SIT Pacific Basin Equity and SIT Emerging Markets Equity Portfolios may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Portfolio to purchase securities or require a Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
     (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The SIT International Fixed Income Portfolio may not:

1. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in the Prospectuses in aggregate amounts not to exceed 10% of the net assets of such Portfolio taken at current value at the time of the incurrence of such loan.

2. Make loans, except that the Portfolio may (i) purchase or hold debt securities in accordance with its investment objectives and policies; (ii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information; and (iii) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the International Fixed Income Portfolio.

3.   Invest in companies for the purpose of exercising control.

4.   Acquire more than 10% of the voting securities of any one issuer.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Portfolio may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds.

9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in the Prospectuses in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

10. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

11. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Purchase restricted securities (securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

The SLAT Prime Obligation Portfolio may not:

1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings by the Portfolio will be repaid before making additional investments for the Portfolio and any interest on such borrowings will reduce the income of the Portfolio.

2. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Portfolio's total assets.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings, as described in the Prospectus, in aggregate amounts not to exceed 10% of the net assets of such Portfolio taken at fair market value at the time such loan is incurred.

4.   Invest in companies for the purpose of exercising control.

5.   Acquire more than 10% of the voting securities of any one issuer.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Portfolio may purchase obligations issued by companies which invest in real estate, real estate limited partnerships, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of securities transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and, in any event, may not purchase securities of other open-end investment companies. Under these rules and regulations, the Portfolio is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of an investment company; securities issued by any one investment company represent more than 5% of the total Portfolio assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment companies results in the layering of expenses such that shareholders would indirectly bear a proportionate share of such investment companies' expenses, including advisory fees.

10. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described in the Prospectus and Statement of Additional Information or as permitted by rule, regulation or order of the Securities and Exchange Commission.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares of securities.

12. Purchase securities of any company which has (with predecessors) a record of less than three years' continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services, if, as a result, more than 5% of the total assets (taken at fair market value) of the Portfolio would be invested in such securities.

13.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

14. Invest in interests in oil, gas or other mineral exploration or development programs.

15. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectus and this Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

Non-Fundamental Policies

The SIMT Core Fixed Income, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Small Cap Growth, SIMT Small Cap Value, SIT Core International Equity, SIT European Equity, SIT Pacific Basin Equity and SIT Emerging Markets Equity Portfolios may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets, or consolidations; or (iii) as otherwise permitted by the 1940 Act.

5. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of the 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

6. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

7. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Notwithstanding the foregoing, securities issued pursuant to Section 4(2) of the 1933 Act and securities eligible to be re-sold under Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

8. Purchase securities which must be registered under the 1933 Act, as amended, before they may be sold to the public, if, in the aggregate, more than 15% of its net assets would be invested in such restricted securities. Securities issued pursuant to Section 4(2) of the 1933 Act and securities exempted from registration upon re-sale by Rule 144A under the 1933 Act are not deemed to be restricted securities for purposes of this limitation.

The SLAT Prime Obligation Portfolio must:

1.   Maintain an average dollar-weighted portfolio maturity of 90 days or less.

Under rules and regulations, established by the SEC, an Underlying Portfolio is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying Portfolio owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying Portfolio's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying Portfolio. An Underlying Portfolio's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Underlying Trust's Board of Trustees without a vote of shareholders.

Additional Restrictions

The following are non-fundamental investment limitations that are currently required by one or more states in which the Trust sells shares of the Underlying Portfolios. These limitations are in addition to, and in some cases more restrictive than, the fundamental and non-fundamental investment limitations listed above. A limitation may be changed or eliminated without shareholder approval if the relevant state changes or eliminates its policy regarding such investment restriction. As long as an Underlying Portfolio's shares are registered for sale in such states, it may not:

1. Invest more than 5% of its net assets in warrants; provided that of this 5% no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest in the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition. [This restriction does not apply to the SIMT High Yield Bond Portfolio.]

3. Invest more than 15% (10% with respect to the SIT Core International Equity, SIT Emerging Markets Equity, SIT European Equity, SIT Pacific Basin Equity, SIT International Fixed Income and SLAT Prime Obligation Portfolios) of its net assets in illiquid securities, including securities which are not readily marketable or are restricted.

4. Invest more than 15% of its net assets in restricted securities. For purposes of this limitation, securities exempted from registration under the 1933 Act, including Rule 144A securities and Section 4(2) commercial paper, are considered to be restricted securities.

5. [SIT Portfolios only] Make short sales, except short sales "against the box."


THE MANAGER AND SHAREHOLDER SERVICING AGENT

The Administration Agreement provides that SEI Financial Management
Corporation ("SFM") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SFM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to any Fund or the Trust, effective upon the liquidation of such Fund or the Trust, as the case may be.

SFM, a wholly-owned subsidiary of SEI, was organized as a Delaware corporation in 1969, and has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen
V. Romeo constitute the Board of Directors of SFM. Mr. West serves as the Chairman of the Board of Directors and Chief Executive Officer of SFM and SEI. Mr. Greer serves as President and Chief Operating Officer of SFM and SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. SFM also serves as manager to the following other mutual funds: SEI Liquid Asset Trust; SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI International Trust, SEI Institutional Managed Trust, Stepstone Funds, The Compass Capital Group, FFB Lexicon Funds, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., Rembrandt Funds(R), The Arbor Fund, 1784 Funds, The PBHG Fund, Inc., Bishop Street Funds, Conestoga Family of Funds, Insurance Investment Products Trust, Marquis/sm/ Funds, Morgan Grenfell Investment Trust, Morgan Grenfell Investment Trust, The Achievement Funds Trust, CrestFunds, STI Classic Variable Trust and Inventor Funds.

If operating expenses of any Fund exceed limitations established by certain states, SFM will pay such excess. SFM will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


THE INVESTMENT ADVISER TO THE FUNDS

SFM will discharge its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. The Trust's Advisory Agreement with SFM provides that SFM Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Trust will operate in a manner that is distinctly different from virtually all other investment companies. Most investment companies operate under a structure in which a single related group of companies provide investment advisory, administrative, and distribution services, and in which the investment companies purchase equity and debt securities. The Trust, however, invests in shares of certain related investment companies that are advised and/or administered by SFM (i.e., the Underlying Portfolios). In turn, these Underlying
                     ----
Portfolios invest in equity and debt securities. SFM is responsible for investing the assets of each Fund in certain of the Underlying Portfolios within percentage ranges established by SFM, and for investing uninvested cash balances in short-term investments, including repurchase agreements.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the SFM or by SFM on 90 days written notice to the Trust.


THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING PORTFOLIOS

Each Advisory and Sub-Advisory Agreement provides that each Adviser (or Sub-Adviser) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Pursuant to the Advisory and Sub-Advisory Agreements, the Underlying SIMT and SIT Portfolios rely upon SFM for access, on a pooled investment basis, the core elements of SFM's investment adviser selection, monitoring, and asset allocation services. Under the "Manager of Managers" approach employed by the Underlying SIMT and SIT Portfolios, SFM will recommend and, if the Trustees of the Underlying Trusts approve the recommendation, monitor for the Underlying Portfolios one or more managers using a range of investment styles.

The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Underlying Portfolio or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to an Underlying Portfolio, by a majority of the outstanding shares of that Underlying Portfolio, on not less than 30 days nor more than 60 days written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days written notice to the Trust. However, SFM is currently seeking an exemptive order from the Securities and Exchange Commission (the "SEC") that would permit SFM, with the approval of the Trust's Board of Trustees, to retain sub-advisers for an Underlying Portfolio without submitting the sub-advisory agreement to a vote of the Underlying Portfolio's shareholders. If granted, the exemptive relief will permit the non-disclosure of amounts payable by SFM under such sub-advisory agreements.


DISTRIBUTION

The Trust has adopted a Distribution and Service Plan for Class D (the "Class D Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act (which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares). In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

Except to the extent that SFM (as Manager and investment adviser) benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain trustees and officers of the Trust also serve as trustees and officers of some or all of the following: SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI International Trust, SEI Institutional Managed Trust, Stepstone Funds, The Compass Capital Group, FFB Lexicon Funds, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., Rembrandt Funds(R), The Arbor Fund, 1784 Funds, The PBHG Funds, Inc., Bishop Street Funds, Conestoga Family of Funds, Marquis/sm/ Funds, Morgan Grenfell Investment Trust, The Achievement Funds Trust, CrestFunds, Inc., STI Classic Variable Trust, Inventor Funds, and Insurance Investment Products Trust, open-end management investment companies which are managed by SFM and/or distributed by SEI Financial Services Company.

ROBERT A. NESHER - Chairman of the Board of Trustees* - Retired since 1994. Executive Vice President of SEI 1986-94. Director and Executive Vice President of the Manager and Executive Vice President of the Distributor 1981-94.

RICHARD F. BLANCHARD - Trustee** - P.O. Box 76, Canfield Road, Convent Station, NJ 07961. Private Investor. Director of AEA Investors Inc. (acquisition and investment firm) June 1981-86, Director of Baker Hughes Corp. (oil service company) 1976-88. Director of Imperial Clevite Industries (transportation equipment company) 1981-87. Executive Vice President of American Express Company (financial services company), responsible for the investment function, before June 1981.

WILLIAM M. DORAN - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, counsel to the Trust, Manager and Distributor, Director and Secretary of SEI and Secretary of the Manager and Distributor.

F. WENDELL GOOCH - Trustee** - P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of STI Classic Funds.

FRANK E. MORRIS - Trustee - 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, since 1989. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds, Advisors' Inner Circle Fund, Advisors' Inner Circle Fund II, Inc. and FFB Lexicon Funds.

JAMES M. STOREY - Trustee** - Ten Post Office Square, Boston, MA 02109. Partner of Dechert Price & Rhodes (law firm).

DAVID G. LEE - President, Chief Executive Officer - Senior Vice President of the Distributor since 1993. Vice President of the Distributor since 1991. President, GW Sierra Trust Funds prior to 1991.

SANDRA K. ORLOW - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Manager and Distributor since 1988. Corporate Legal Assistant, Omni Exploration (oil and gas investment) prior to 1983.

ROBERT B. CARROLL - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the SEI, the Manager and Distributor since 1994. United States Securities and Exchange Commission, Division of Investment Management, 1990-94. Associate, McGuire, Woods, Battle & Boothe (law firm), prior to 1990.

KATHRYN L. STANTON - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Corporation, the Manager and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-94.

KEVIN P. ROBINS - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI and the Distributor since 1994. Vice President and Assistant Secretary of the Manager and Distributor 1992-94. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

JEFFREY A. COHEN - Controller, Assistant Secretary - Director of Funds Accounting of SEI since 1991. Senior Accountant of Price Waterhouse 1988-1991.

RICHARD W. GRANT - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP, counsel to the Trust, Manager and Distributor since 19____.

JOHN H. GRADY, JR. - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Partner (since 1995) and Associate (1993-1995), Morgan, Lewis & Bockius LLP, counsel to the Trust, Manager and Distributor. Associate, Ropes & Gray (law firm), 1988 to 1993.

==============
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Blanchard, Gooch, Morris and Storey serve as members of the Audit Committee of the Trust.


The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.


PERFORMANCE

From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield = 2[((a-b)/cd) + 1)/6/-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


PURCHASE AND REDEMPTION OF SHARES

The purchase and redemption price of shares is the net asset value of each share. The net asset value of each fund is determined by SFM and is based upon the proportional net asset values of each Fund's Underlying Portfolio shares (plus any available cash). Each Underlying Portfolio's securities are valued by SFM pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Underlying Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by an Underlying Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Underlying Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Portfolios for any period during which the New York Stock Exchange, the Manager, the Distributor, the and/or the Custodian are not open for business.

SHAREHOLDER SERVICES

Distribution Investment Option: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the Underlying Portfolios and consider the differences in objectives and policies before making any investment.

Reinstatement Privilege: A shareholder who has redeemed shares of any of the Funds has a one-time right to reinvest the redemption proceeds in shares of the Fund at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

Exchange Privilege: Some or all of the shares of a Fund's Class D Shares for which payment has been received (i.e., an established account), may be
                                     ----
exchanged for Class D Shares of other Funds of the Trust. A shareholder may exchange the shares of each Fund's Class D Shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

Each Exchange Request must be in proper form (i.e., if in writing, signed by the
                                              ----
record owner(s) exactly as the shares are registered; if by telephone-proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in the Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds, and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.


TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) less than 30% of a Fund's gross income each taxable year must be derived from the sale or other disposition of stocks, securities or certain other investments held for less than three months;
(iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar, or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders who have held shares for more than 45 days.

A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the effect of federal, state and local taxes in their own individual circumstances.


PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers and sub-advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Underlying Portfolio's advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Trust does not expect to use one particular dealer, but the Underlying Portfolio's advisers or sub-advisers may, consistent with the interests of the Underlying Portfolios, select brokers on the basis of the research services they provide to the Portfolio's advisers and sub-advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers or sub-advisers will be in addition to and not in lieu of the services required to be performed by an Underlying Portfolio's advisers or sub-advisers under the advisory and sub-advisory agreements. If in the judgment of an Underlying Portfolio's advisers, the Underlying Portfolio, or other accounts managed by the Underlying Portfolio's advisers or sub-advisers, will be benefitted by supplemental research services, the Underlying Portfolio's advisers or sub-advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Underlying Portfolio's advisers or sub-advisers will not necessarily be reduced as a result of the receipt of such supplemental information.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account the additional distribution second transfer agency expenses attributable to Class D Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


VOTING

Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by Proxy, or (ii) more than 50% of the affected Portfolio's outstanding shares, whichever is less.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                           PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

       (a)  Financial Statements

               Not applicable.

       (b)  Additional Exhibits

             1    Agreement and Declaration of Trust of the Registrant, dated
                  October 20, 1995, filed herewith
             2    By-Laws of the Registrant, filed herewith.
            *5    Form of Investment Advisory Agreement between the Registrant and SEI Financial Management Corporation.
            *6    Form of Distribution Agreement between the Registrant and SEI
                  Financial Services Company.
            *8    Form of Custodian Agreement between the Registrant and
                  CoreStates Bank, N.A.
            *9(a) Form of Administration Agreement between the Registrant and
                  SEI Financial Management Corporation.
            *9(b) Form of Transfer Agent Agreement between the Registrant and
                  SEI Financial Management Corporation.
            *10   Opinion and Consent of Counsel.
            *11   Opinion and Consent of Independent Public Accountants
            *15   Form of 12b-1 Plan.
            *16   Performance Calculations.
            *18   18f-3 Plan.
             24   Powers of Attorney, filed herewith.

            * To be filed by amendment


Item 25.  Persons Controlled by or under Common Control with Registrant:

     See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Corporation, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities:  None

Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser:

ADVISER
-------

SEI Financial Management Company ("SFM") is the investment adviser for the Trust. The principal address of SFM is 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. SFM is an investment adviser registered under the Advisers Act.

The list required by this Item 28 of officers and directors of SFM, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by SFM to the Advisers Act (SEC File No. 801-24593).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

     SEI Daily Income Trust                   July 15, 1982
     SEI Liquid Asset Trust                   November 29, 1982
     SEI Tax Exempt Trust                     December 3, 1982
     SEI Index Funds                          July 10, 1985
     SEI Institutional Managed Trust          January 22, 1987
     SEI International Trust                  August 30, 1988
     Stepstone Funds                          January 30, 1991
     The Compass Capital Group                March 8, 1991
     FFB Lexicon Funds                        October 18, 1991

     The Advisors' Inner Circle Fund          November 14, 1991
     The Pillar Funds                         February 28, 1992
     CUFUND                                   May 1, 1992
     STI Classic Funds                        May 29, 1992
     CoreFunds, Inc.                          October 30, 1992
     First American Funds, Inc.               November 1, 1992
     First American Investment Funds, Inc.    November 1, 1992
     The Arbor Fund                           January 28, 1993
     1784 Funds                               June 1, 1993
     The PBHG Funds, Inc.                     July 16, 1993
     Marquis/SM/ Funds                        August 17, 1993
     Morgan Grenfell Investment Trust         January 3, 1994
     Inventor Funds, Inc.                     August 1, 1994
     The Achievement Funds Trust              December 27, 1994
     Insurance Investment Products Trust      December 30, 1994
     Bishop Street Funds                      January 27, 1995
     CrestFunds, Inc.                         March 1, 1995
     Conestoga Family of Funds                May 1, 1995
     STI Variable Classic Trust               August 18, 1995

     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658.

                             Position and Office          Positions and Offices
Name                         with Underwriter             with Registrant
----                         ----------------             ---------------------

Alfred P. West, Jr.          Director, Chairman & Chief              --
                             Executive Officer
Henry H. Greer               Director, President & Chief             --
                             Operating Officer
Carmen V. Romeo              Director, Executive Vice            Treasurer
                             President & Treasurer
Gilbert L. Beebower          Executive Vice President                --
Richard B. Lieb              Executive Vice President                --
Charles A. Marsh             Executive Vice                          --
                             President-Capital Resources
                             Division
Leo J. Dolan, Jr.            Senior Vice President                   --
Carl A. Guarino              Senior Vice President                   --
Jerome Hickey                Senior Vice President                   --
David G. Lee                 Senior Vice President            President & Chief
                                                              Executive Officer
William Madden               Senior Vice President                   --
A. Keith McDowell            Senior Vice President                   --
Dennis J. McGonigle          Senior Vice President                   --


                             Position and Office          Positions and Offices
Name                         with Underwriter             with Registrant
----                         ----------------             ---------------------
Hartland J. McKeown          Senior Vice President                   --
James V. Morris              Senior Vice President                   --
Steven Onofrio               Senior Vice President                   --
Kevin P. Robins              Senior Vice President,         Vice President &
                             General Counsel &             Assistant Secretary
                             Secretary
Robert Wagner                Senior Vice President                   --
Patrick K. Walsh             Senior Vice President                   --
Kenneth Zimmer               Senior Vice President                   --
Robert Crudup                Managing Director                       --
Vic Galef                    Managing Director                       --
Kim Kirk                     Managing Director                       --
John Krzeminski              Managing Director                       --
Carolyn McLaurin             Managing Director                       --
Barbara Moore                Managing Director                       --
Donald Pepin                 Managing Director                       --
Mark Samuels                 Managing Director                       --
Wayne M. Withrow             Managing Director                       --
Mick Duncan                  Team Leader                             --
Robert Ludwig                Team Leader                             --
Vicki Malloy                 Team Leader                             --
Robert Aller                 Vice President                          --
C. Tony Baker                Vice President                          --
Steve Bendinelli             Vice President                          --
Cris Brookmyer               Vice President & Controller             --
Gordon W. Carpenter          Vice President                          --
Robert B. Carroll            Vice President & Assistant      Vice President &
                             Secretary                      Assistant Secretary
Todd B. Cipperman            Vice President & Assistant
                             Secretary
Ed Daly                      Vice President                          --
Jeff Drennen                 Vice President                          --
Lucinda Duncalfe             Vice President                          --
Kathy Heilig                 Vice President                          --
Larry Hutchison              Vice President                          --
Michael Kantor               Vice President                          --
Samuel King                  Vice President                          --
Donald H. Korytowski         Vice President                          --
Robert S. Ludwig             Vice President                          --
Jack May                     Vice President                          --
Sandra K. Orlow              Vice President & Assistant       Vice President &
                             Secretary                       Assistant Secretary
Larry Pokora                 Vice President                          --
Kim Rainey                   Vice President                          --
Paul Sachs                   Vice President                          --
Steve Smith                  Vice President                          --
Daniel Spaventa              Vice President                          --
Kathryn L. Stanton           Vice President & Assistant       Vice President &
                             Secretary                      Assistant Secretary

                             Position and Office          Positions and Offices
Name                         with Underwriter             with Registrant
----                         ----------------             ---------------------
William Zawaski              Vice President                         --
James Dougherty              Director of Brokerage                  --
                             Services

Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

            CoreStates Bank, N.A.
            Broad & Chestnut Streets
            P.O. Box 7618
            Philadelphia, Pennsylvania  19101

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

            SEI Financial Management Corporation
            680 East Swedesford Road
            Wayne, Pennsylvania 19087-1658

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

            SEI Financial Management Corporation
            680 East Swedesford Road
            Wayne, Pennsylvania  19087-1658


Item 31.  Management Services:  None.

Item 32.  Undertakings:

      Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Corporation, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

      Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940.

      Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the effective date of the Registrant's 1933 Act Registration Statement.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 5th day of December, 1995.

                                 SEI ASSET ALLOCATION TRUST

                                 By:        *
                                    --------------------------
                                    David G. Lee
                                    President
ATTEST:

  /s/ Jeffrey A. Cohen
-------------------------------------
  Jeffrey A. Cohen
  Controller and Chief
  Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.



           *                           Trustee                December 5, 1995
-------------------------------
Richard F. Blanchard

                                       Trustee                December 5, 1995
-------------------------------
William M. Doran

           *                           Trustee                December 5, 1995
-------------------------------
F. Wendell Gooch

           *                           Trustee                December 5, 1995
-------------------------------
Frank E. Morris

           *                           Trustee                December 5, 1995
-------------------------------
James M. Storey

           *                           Trustee                December 5, 1995
-------------------------------
Robert A. Nesher

/s/ Jeffrey A. Cohen                   Controller and Chief   December 5, 1995
-------------------------------        Financial Officer
Jeffrey A. Cohen


* By:  /s/ Robert. B. Carroll
       ----------------------
       Robert B. Carroll
       Attorney-in-Fact

                                 EXHIBIT INDEX




Name                                            Exhibit
----                                            -------

   Agreement and Declaration of Trust of the     EX-99.B1
   Registrant, dated October 20, 1995,
   filed herewith.

   By-Laws of the Registrant, filed herewith.    EX-99.B2

   Powers of Attorney, filed herewith.           EX-99.B24
